     As filed with the Securities and Exchange Commission on April 17, 1997

                                                               File No. 33-19948

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                            [ ]
                                ----

     Post-Effective Amendment No. 11                        [X]
                                 ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  76                                      [X]

                         HARTFORD LIFE INSURANCE COMPANY
                   SEPARATE ACCOUNT TWO (QP VARIABLE ACCOUNT)
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                            HARTFORD, CT  06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                            MARIANNE O'DOHERTY, ESQ.
                        HARTFORD LIFE INSURANCE COMPANIES
                                  P.O. BOX 2999
                            HARTFORD, CT  06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---

      X   on May 1, 1997 pursuant to paragraph (b) of Rule 485
     ---

          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---

          on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
     ---

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. THE RULE 24F-2 NOTICE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON OR ABOUT FEBRUARY 28, 1997.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)
                             -----------------------

     N-4 Item No.                            Prospectus Heading
     ------------                            ------------------

1.   Cover Page                              Cover Page

2.   Definitions                             Glossary of Special Terms

3.   Synopsis or Highlights                  Summary

4.   Condensed Financial Information         Accumulation Unit Values; Yield
                                             Information

5.   General Description of Registrant,      QP Variable Account Contract and
     Depositor, and Portfolio Companies      Separate Account Two; Hartford Life
                                             Insurance Company and the Funds;
                                             Miscellaneous

6.   Deductions                              Charges Under the Contract

7.   General Description of Variable         Operation of the Contract
     Annuity Contracts                       Payment of Benefits; QP Variable
                                             Account Contract and Separate
                                             Account Two

8.   Annuity Period                          Payment of Benefits

9.   Death Benefit                           Payment of Benefits; Operation of
                                             the Contract

10.  Purchases and Contract Value            Operation of the Contract

11.  Redemptions                             Payment of Benefits

12.  Taxes                                   Federal Tax Considerations

13.  Legal Proceedings                       Miscellaneous - Are there any
                                             material legal proceedings
                                             affecting the Separate Account?

14.  Table of Contents of the Statement      Table of Contents of the Statement
     of Additional Information               of Additional Information

15.  Cover Page                              Part B; Statement of Additional
                                             Information

16.  Table of Contents                       Table of Contents

17.  General Information and History         Introduction

18.  Services                                None

19.  Purchase of Securities                  Distribution of Contracts
     being Offered

20.  Underwriters                            Distribution of Contracts

21.  Calculation of Performance Data         Calculation of Yield and Return

22.  Annuity Payments                        Annuity Benefits

23.  Financial Statements                    Financial Statements

24.  Financial Statements and                Financial Statements and
     Exhibits                                Exhibits

25.  Directors and Officers of the           Directors and Officers of the
     Depositor                               Depositor

26.  Persons Controlled by or Under          Persons Controlled by or Under
     Common Control with the Depositor       Common Control with the Depositor
     or Registrant                           or Registrant

27.  Number of Contract Owners               Number of Contract Owners

28.  Indemnification                         Indemnification

29.  Principal Underwriters                  Principal Underwriters

30.  Location of Accounts and Records        Location of Accounts and Records

31.  Management Services                     Management Services

32.  Undertakings                            Undertakings

     HARTFORD
     LIFE INSURANCE COMPANY
     SEPARATE ACCOUNT TWO (VARIABLE ACCOUNT QP)

    [LOGO]


   The variable annuity contracts (the "Contract" or "Contracts") described in this Prospectus are designed for purchase for retirement planning purposes only.



   The Contracts are issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contracts will be held in a series of Hartford Life Insurance Company Separate Account Two ("Variable Account QP" or the "Separate Account") of Hartford.


   The Contracts are designed for use in conjunction with Qualified Pension and Profit-Sharing Plans, HR-10 Plans, Tax-Deferred Annuity Plans (for public school teachers and employees and employees of certain other tax-exempt and qualifying employers), deferred compensation plans for state and local governments (the Contract reserves for which are afforded qualified plan reserve treatment) and Individual Retirement Annuities or Accounts ("IRA's").

   The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Account.

 Bond Fund Sub-Account     --  shares of Hartford Bond Fund, Inc. ("Bond Fund")
                               (formerly the Fixed Income Fund)
 Stock Fund Sub-Account    --  shares of Hartford Stock Fund, Inc. ("Stock
                               Fund")
 Money Market Fund Sub-    --  shares of HVA Money Market Fund, Inc. ("Money
   Account*                    Market Fund")Mdc


 *not available under Contracts issued on or after December 7, 1981


 This Prospectus sets forth the information concerning the Separate Account that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999. The Table of Contents
 for the Statement of Additional Information may be found on page   of this
 Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.
 ------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 ------------------------------------------------------------------------------


 Prospectus Dated: May 1, 1997
 Statement of Additional Information Dated: May 1, 1997

                               TABLE OF CONTENTS


 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS...............................................    3
 FEE TABLE...............................................................    5
 SUMMARY.................................................................   10
 ACCUMULATION UNIT VALUES................................................   11
 INTRODUCTION............................................................   12
 THE QP VARIABLE ACCOUNT CONTRACT AND
    SEPARATE ACCOUNT TWO (QP VARIABLE ACCOUNT)...........................   12
   What is the Variable Account QP Contract?.............................   12
   Who can buy these Contracts?..........................................   12
   What is the Separate Account and how does it operate?.................   12
 OPERATION OF THE CONTRACT...............................................   13
   How is a Contribution credited?.......................................   13
   May I make changes in the amounts of my Contributions?................   14
   Are there any limits on Contributions?................................   14
   May I transfer assets between Sub-Accounts?...........................   14
   May I obtain a Contract in exchange for another Contract?.............   14
   What happens if a Contract Owner fails to make Contributions?.........   15
   May I assign or transfer my Contract?.................................   15
   How do I know what my account is worth?...............................   15
   How is the Accumulation Unit value determined?........................   15
   How are the underlying Fund shares valued?............................   15
 PAYMENT OF BENEFITS.....................................................   16
   What would my Beneficiary receive as death proceeds?..................   16
   How can a Contract be redeemed or surrendered?........................   16
   Is a partial termination of a Contract allowed?.......................   17
   Can payment of the redemption or surrender value ever be postponed by
    Hartford beyond the seven day period?................................   18
   May I surrender once Annuity payments have started?...................   18
   May I reinvest after a redemption?....................................   18
   Can a Contract be suspended by a Contract Owner?......................   18
   How do I elect an Annuity Commencement Date and Form of Annuity?......   18
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   19
   What are the available Annuity Options under the Contract?............   19
   How are Annuity payments determined?..................................   20
   Can a Contract be modified?...........................................   21
 CHARGES UNDER THE CONTRACT..............................................   22
   How are the charges under these Contracts made?.......................   22
   Are there any differences in charges made?............................   23
   What is the mortality and expense risk charge?........................   23
   Are there any administrative charges?.................................   24
   How much are the deductions for Premium Taxes on these Contracts?.....   24
 HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS...........................   24
   What is Hartford?.....................................................   24
   What are the Funds?...................................................   25
 FEDERAL TAX CONSIDERATIONS..............................................   26
   General...............................................................   26
   Taxation of Hartford and the Separate Account.........................   26
   Information Regarding Tax-Qualified Plans.............................   26
   Diversification Requirements..........................................   29
   Ownership of the Assets in the Separate Account.......................   29
   Non-Natural Persons, Corporations.....................................   30
   Annuity Purchases by Nonresident Aliens and Foreign Corporations......   30
 MISCELLANEOUS...........................................................   30
   What are my voting rights?............................................   30
   Will other Contracts be participating in this Separate Account?.......   30
   How are the Contracts sold?...........................................   30
   Who is the custodian of the Separate Account's assets?................   31
   Are there any material legal proceedings affecting the Separate
    Account?.............................................................   31
   Are you relying on any experts as to any portion of this
    Prospectus?..........................................................   31
   How may I get additional information?.................................   31
 APPENDIX -- PRIOR FRONT END LOAD CONTRACTS..............................   32
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ACTIVE LIFE FUND: A term used to describe the sum of all Participant's Individual Account value(s) in the Separate Account under a Contract during the Accumulation Period.

ANNUAL CONTRACT FEE: A fee charged for establishing and maintaining a Participant's Individual Account under a Contract.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a Contract.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence.

ANNUITY PERIOD: The period following the commencement of Annuity payments.

ANNUITY UNIT: An accounting unit of measure in the Separate Account used to calculate the amount of variable Annuity payments.

BENEFICIARY: The person(s) designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the Contract or with any anniversary thereof.


CONTRIBUTION(S): The amount(s) paid or transferred to Hartford on behalf of Participant(s) or purchase payments by individuals pursuant to the terms of the Contracts.


FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: Currently, the Funds described commencing on page   of this Prospectus.


GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of Hartford other than those allocated to the Separate Accounts of Hartford.



HARTFORD: Hartford Life Insurance Company.


MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of Participant prior to age 65 and before Annuity payments have commenced.

PARTICIPANT: A person for whom an Individual Account has been established.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.

PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the Contract are allocated.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

QUALIFIED PLAN: A voluntary plan of an Employer which qualifies for special tax treatment under Section 401 of the Internal Revenue Code.


SEPARATE ACCOUNT: The Hartford Separate Account entitled "Hartford Life Insurance Company Separate Account Two".

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between successive Valuation Days.

VARIABLE ACCOUNT QP: A series of Hartford Life Insurance Company Separate Account Two.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE
       Separate Account Two (QP Variable Account) -- Group Variable Only
                          Bond Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   5.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee...............................................  $   10(1)

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%
                                                                     ---------
                                                                     ---------

                      Hartford Bond Fund Annual Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.490%
 Other Expenses....................................................   0.030%

 Total (Portfolio Company) Annual Expenses.........................   0.520%
                                                                     ---------
                                                                     ---------


------------


(1) The annual maintenance charge is a single $10 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual maintenance fee is approximated as a 0.04% annual asset charge based on the experience of the Contracts.



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $66    $ 100   $ 136    $ 237      $ 66   $  99   $ 135    $ 236      $ 66   $ 100   $ 136    $ 237

 Separate Account Two (QP Variable Account) -- Combination Individual and Group
                Allocated Contracts Bond Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   7.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee...............................................  $   10(1)

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%
                                                                     ---------
                                                                     ---------

                         Hartford Bond Annual Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.490%
 Other Expenses....................................................   0.030%

 Total (Portfolio Company) Annual Expenses.........................   0.520%
                                                                     ---------
                                                                     ---------


------------


(1) The annual maintenance charge is a single $10 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual maintenance fee is approximated as a 0.04% annual asset charge based on the experience of the Contracts.



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $86    $ 120   $ 156    $ 257      $ 86   $ 119   $ 155    $ 256      $ 86   $ 120   $ 156    $ 257

        Separate Account Two (QP Variable Account -- Group Variable Only
                          Stock Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   5.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee...............................................  $   10(1)

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%
                                                                     ---------
                                                                     ---------

                        Hartford Stock Annual Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.441%
 Other Expenses....................................................   0.016%

 Total (Portfolio Company) Annual Expenses.........................   0.457%
                                                                     ---------
                                                                     ---------


------------


(1) The annual maintenance charge is a single $10 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual maintenance fee is approximated as a 0.04% annual asset charge based on the experience of the Contracts.



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $65    $  98   $ 132    $ 230      $ 65   $  97   $ 132    $ 230      $ 65   $  97   $ 132    $ 230

 Separate Account Two (QP Variable Account) -- Combination Individual and Group
                Allocated Contracts Stock Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   7.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee...............................................  $   10(1)

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%
                                                                     ---------
                                                                     ---------

                        Hartford Stock Annual Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.441%
 Other Expenses....................................................   0.016%

 Total (Portfolio Company) Annual Expenses.........................   0.457%
                                                                     ---------
                                                                     ---------


------------


(1) The annual maintenance charge is a single $10 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual maintenance fee is approximated as a 0.04% annual asset charge based on the experience of the Contracts.



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $85    $ 118   $ 152    $ 250      $ 85   $ 117   $ 152    $ 249      $ 85   $ 118   $ 152    $ 250

  Separate Account Two (QP Variable Account) -- Group Variable Only Contracts
                      Money Market Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   0.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee (2)...........................................  $    0

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%

                    Hartford Bond Annual Operating Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.423%
 Other Expenses....................................................   0.021%

 Total (Portfolio Company Annual Expenses..........................   0.444%
                                                                     ---------
                                                                     ---------



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $15    $  46   $  79    $ 174      $ 15   $  46   $  79    $ 174      $ 15    $ 46   $  79    $ 174

                                    SUMMARY

A. CONTRACTS OFFERED

    The Contracts are designed for use in conjunction with Qualified Pension and Profit-Sharing Plans, HR-10 Plans, Tax-Deferred Annuity Plans (for public school teachers and employees and employees of certain other tax-exempt and qualifying employers), deferred compensation plans for state and local governments (the Contract reserves for which are afforded qualified plan reserve treatment) and IRA's.

B. DEDUCTIONS FOR SALES CHARGES


    Each periodic payment made under the Contracts will be subject to a sales charge deduction and a deduction of .75% of each payment for the Minimum Death Benefit provided by Hartford. (See, "How are the charges in these Contracts
made?" page   .) A further deduction will be made for any Premium Taxes that may be due (see "How much are deductions for Premium Taxes on these Contracts?" on page ).


C. MINIMUM DEATH BENEFITS

    A Minimum Death Benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 65th birthday or the Annuity Commencement Date (see "What would my Beneficiary receive as death proceeds?" commencing on page ).

D. ANNUITY OPTIONS


    The Annuity Commencement Date will not be deferred beyond the Participant's 75th birthday or such earlier date may be required by applicable law and/or regulation. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 65 under an option providing for a life Annuity with 120 monthly payments certain (see "What are the available Annuity options under the Contract?" on page ). However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.


E. DEDUCTIONS FOR PREMIUM TAXES

    Deductions will be made as appropriate, for the payment of any Premium Taxes that may be levied against the Contract. The range is generally between 0% and
3.50%. (see "Charges Under The Contract" commencing on page   ).

F. ASSET CHARGE IN THE SEPARATE ACCOUNT


    For assuming the mortality and expense risks under the Contracts, Hartford will make a daily charge against the value of the Contract held in the Separate Account at the rate of 1.00% per annum on the Bond Fund and Stock Fund Sub-Accounts and .375% per annum on the Money Market Fund Sub-Account. (See "What is the Mortality and Expense Risk Charge?" on page .)


G. ANNUAL CONTRACT FEE

    An Annual Contract Fee will be charged against the value of each Participant's Individual Account under a Contract at the end of each calendar year and at the time of full surrender of account values. The Annual Contract Fee is set at $10.00 per year on all Contracts. No Contract fee deduction will be made during the Annuity payment period. (See "Charges Under The Contract" commencing on page .)

H. MINIMUM PAYMENT

    The minimum Contribution that may be made each month on behalf of a Participant's Individual Account under a Contract is $30.00 unless the Contract Owner provides otherwise.

I. VOTING RIGHTS OF CONTRACT OWNERS


    Contract Owners and/or vested Participants will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interest in the same proportion as shares of the Fund for which instructions
have been received by Hartford (see "What are my voting rights?" on page   ).

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information, insofar as it relates to the period ended December 31, 1996, has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional information, which is incorporated by reference to this Prospectus.



                                                                  YEAR ENDED DECEMBER 31,
                                     ---------------------------------------------------------------------------------
                                      1996     1995     1994     1993    1992    1991    1990    1989    1988    1987
                                     -------  -------  -------  ------  ------  ------  ------  ------  ------  ------
QP VARIABLE ACCOUNT (1.00%)
BOND FUND SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 4.234  $ 3.609  $ 3.795  $3.478  $3.328  $2.887  $2.690  $2.423  $2.275  $2.298
Accumulation unit value at end of
 period............................  $ 4.340  $ 4.234  $ 3.609  $3.795  $3.478  $3.328  $2.887  $2.690  $2.423  $2.275
Number accumulation units
 outstanding at
 end of period (in thousands)......    1,157    1,430    1,668   1,854   1,978   2,151   2,316   2,643   3,393   3,948
QP VARIABLE ACCOUNT (1.00%)
STOCK FUND SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 9.274  $ 6.986  $ 7.192  $6.353  $5.831  $4.726  $4.966  $3.979  $3.378  $3.237
Accumulation unit value at end of
 period............................  $11.420  $ 9.274  $ 6.986  $7.192  $6.353  $5.831  $4.726  $4.966  $3.979  $3.378
Number accumulation units
 outstanding at
 end of period (in thousands)......    3,372    3,837    4,284   4,669   4,890   5,296   5,847   6,576   8,528   9,889
QP VARIABLE ACCOUNT (.825%)
STOCK FUND SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 7.448  $ 5.601  $ 5.756  $5.076  $4.650  $3.763  $3.947  $3.157  $2.675  $2.559
Accumulation unit value at end of
 period............................  $ 9.188  $ 7.448  $ 5.601  $5.756  $5.076  $4.650  $3.763  $3.947  $3.157  $2.675
Number accumulation units
 outstanding at
 end of period (in thousands)......    1,237    1,348    1,435   1,506   1,607   1,726   1,979   2,173   2,274
QP VARIABLE ACCOUNT (.375%)
MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 2.953  $ 2.803  $ 2.706  $2.639  $2.556  $2.419  $2.246  $2.066  $1.931  $1.820
Accumulation unit value at end of
 period............................  $ 3.094  $ 2.953  $ 2.803  $2.706  $2.639  $2.556  $2.419  $2.246  $2.066  $1.931
Number accumulation units
 outstanding at
 end of period (in thousands)......        2        2        2       4       9      28      25      52     169     153

                                  INTRODUCTION

    This Prospectus has been designed to provide you with all the necessary information to make a decision on purchasing Contracts issued in conjunction with Qualified Pension and Profit-Sharing Plans, HR-10 Plans, Tax-Deferred Annuity Plans (for public school teachers and employees and employees of certain other tax-exempt and qualifying employers), deferred compensation plans for state and local governments (the Contract reserves for which are afforded qualified plan reserve treatment) and IRA's. This Prospectus describes only the elements of the Contracts pertaining to the variable portion of the Contract. The Contracts may contain a General Account Option which is not described in
this Prospectus. Please read the Glossary of Special Terms on pages   and
prior to reading this Prospectus to familiarize yourself with the terms being used.

                      THE QP VARIABLE ACCOUNT CONTRACT AND
                   SEPARATE ACCOUNT TWO (QP VARIABLE ACCOUNT)

WHAT IS THE VARIABLE ACCOUNT QP CONTRACT?

    The Contracts, which may be issued on an individual or group basis, are designed for use only with plans which qualify for special tax treatment under a particular section of the Internal Revenue Code, such as tax-deferred annuity plans for public school teachers and employees and employees of certain other tax-exempt organizations; pension and profit-sharing plans; IRA's, plans for self-employed individuals (HR-10's), and deferred compensation plans for State and local governments.

    The group Contracts are issued on an allocated and non-allocated basis. There are three forms of allocated Contracts. One form is a group Contract issued on a variable accumulation only basis. The other forms are individual and group Contracts which permit both fixed and variable accumulations, as does the non-allocated Contract.

    The group allocated Contracts will cover all present and future Participants under the Contract. A Participant under certain allocated Contracts will receive a certificate which evidences participation in the Plan. There are no individual allocations for Participants under the non-allocated Contracts.

    The group variable only accumulation Contracts provide that Contributions made during the accumulation period may only be invested on a variable basis, although Annuity payments may be selected on a variable basis, a fixed basis or a combination of both. The terms and conditions of the Contract are essentially the same as are applicable to other allocated group Contracts described in this Prospectus.

    Contract Owners who have purchased a prior series of Contracts may continue to make Contributions to such Contracts subject to the terms and conditions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued. Prior Contract Owners are referred to the Appendix for a description of such earlier Contracts.

WHO CAN BUY THESE CONTRACTS?

    The Contracts are designed for use in conjunction with Qualified Pension and Profit Sharing Plans, HR-10 Plans, Tax Deferred Annuity Plans (for public school teachers and employees and employees of certain other tax exempt and qualifying employers), deferred compensation plans for state and local governments (the Contract reserves for which are afforded qualified plan reserve treatment) and IRA's.

WHAT IS THE SEPARATE ACCOUNT AND HOW DOES IT OPERATE?


    The Separate Account was established on June 2, 1986, in accordance with authorization by the Board of Directors of Hartford (On March 31, 1988, QP Variable Account was transferred to Separate Account Two and became a series thereof.) It is the separate account in which Hartford sets aside and invests the assets attributable to the Contracts sold under this Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law.



    This registration does not, however, involve Securities and Exchange Commission supervision of the management or the investment practices or policies of the Separate Account or Hartford.

    Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Also, in accordance with the Contracts, the assets in the Separate Account attributable to Contracts participating in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.


    Your contribution is allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.


    HARTFORD DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF ALL CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUND PROSPECTUS.



    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the contract in the future.


    The Separate Account may be subject to liabilities arising from series whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.


    Hartford may offer additional Separate Account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


                           OPERATION OF THE CONTRACT

HOW IS A CONTRIBUTION CREDITED?


    Contributions are payable to Hartford by the Contract Owners on behalf of the Participant's Individual Accounts under the Contract for the number of years and in the intervals selected, all as set forth in the Contract.



    The net Contributions to Participant's Individual Accounts under a Contract are applied to purchase Accumulation Units of the selected Sub-Accounts. The number of Accumulation Units purchased is determined by dividing the Contributions amount by the appropriate Accumulation Unit Value on the date the Contribution is credited to the Participant's Individual Account. Initial Contributions are credited to a Participant's Individual Account within two days of receipt of a properly completed application and the initial Contribution. Subsequent Contributions are credited to a Participant's Individual Account on the date following receipt of the Contribution by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999 (or other address as directed). If an application, or any other information is incomplete when received, Contributions will be credited to the Participant's Individual Account within five business days. If an initial Contribution is not credited within five business days, it will be immediately returned unless you have been informed of the delay and request that the Contribution not be returned. Subsequent payments cannot be credited on the same day of receipt unless they are accompanied by adequate instructions.

    The number of Sub-Account Accumulation Units will not change because of a subsequent change in the Accumulation Unit's value, but the dollar value of the Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTIONS?


    The minimum Contribution that may be made at any one time on behalf of a Participant under a Contract is $30 unless the Contract Owner provides for a lower amount. The Contract permits the allocation of Contributions in multiples of 10% of each Contribution among the several Sub-Accounts of Separate Account Two. The minimum amount that may be allocated to any Sub-Account in the Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Hartford.


ARE THERE ANY LIMITS ON CONTRIBUTIONS?


    With respect to all Contracts, Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under a Contract to not more than three times the total Contributions made on behalf of such account during the initial 12 consecutive months of the Account's existence under the Contract at the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the deductions then being made for sales charges, the Minimum Death Benefit and for provision of mortality and expense undertaking.


MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another subject to the terms and conditions of the Contracts.

    The following transfer restrictions apply to Contracts issued or amended on or after May 1, 1992.


    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding 3 months, to the Money Market Fund Sub-Account are prohibited.



    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or which were held in either of these two Sub-Accounts or the General Account during the preceding 3 months, to the General Account are prohibited.



    The right, with respect to both the Contract Owner and a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by the Contract Owner/Participant is, or would be, to the disadvantage of other Contract Owners/Participants. Any modification could be applied to transfers to or from the same or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contract Owner/Participant at any one time.



    Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners/Participants. Such transfers must be requested in writing and will be effected as of the date the request is received by Hartford at its home office, P. O. Box 2999, Hartford, CT 06104-2999.


MAY I OBTAIN A CONTRACT IN EXCHANGE FOR ANOTHER CONTRACT?


    Owners of policies of life insurance and annuity Contracts issued by Hartford or any other affiliated company of Hartford issuing such Contracts or policies, as well as any Beneficiary, annuity Contract Participant or Annuitant under any such policy or Contract, may apply any and all of any such policy or Contract proceeds, payable upon the surrender or maturity of any such policy or Contract, to a group or individual Contract with no deductions being made for sales expenses or the Minimum Death Benefit guarantee. The Minimum Death Benefit provision of the Contract will not be applicable to the proceeds of a policy or Contract invested in such a Contract purchased pursuant to the provisions of this section. Any sums thus applied will not be taken into consideration in determining the particular sales charges to be applied in the case of subsequent Contributions. Subsequent Contributions will, however, be subject to sales charge and Minimum Death Benefit guarantee deductions.

WHAT HAPPENS IF A CONTRACT OWNER FAILS TO MAKE CONTRIBUTIONS?


    On Contracts other than flexible funding deferred annuity Contracts, a Contract will be deemed paid-up within 30 days after any anniversary date of the Contract if the Contract Owner has not remitted a Contribution to Hartford during the preceding 12 month period. Effective with a change of the Contract to paid-up status, no further Contributions will be accepted by Hartford and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions (see "How can a Contract be redeemed or
  surrendered?" on page   ). Once a Contract has been placed on a paid-up status
  it may not be reinstated. Persons receiving Annuity payments at the time of any change to paid-up status will continue to receive their payments.


    Individual flexible funding deferred annuity Contracts may be reinstated to an active status at any time prior to the selected Annuity Commencement Date by the payment of one Purchase Payment.

MAY I ASSIGN OR TRANSFER MY CONTRACT?


    Some forms of Qualified Plans prohibit the assignment of a Contract or any interest therein. No assignment will be effective until a copy has been filed at the offices of Hartford at Hartford, Connecticut, prior to settlement for Hartford's liability under the Contract. Hartford assumes no responsibility for the validity of any such assignments. Participants may not assign their individual account interests.


HOW DO I KNOW WHAT MY ACCOUNT IS WORTH?

    The value of the Accumulation Units in the Separate Account representing an interest in the appropriate Fund shares that are held under the Contract were initially established on the date that Contributions were first contributed to the appropriate Sub-Account of the Separate Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate investment accounts, as appropriate (see "How is the Accumulation Unit value determined?" below).

    The value of a Participant's Individual Account under a Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a Participant's Individual Account by the current Accumulation Unit value for the appropriate Sub-Account. There is no assurance that the value in any of the Sub-Accounts will equal or exceed the Contributions made by the Contract Owner to such Sub-Accounts.

HOW IS THE ACCUMULATION UNIT VALUE DETERMINED?


    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation Period then ending. You should refer to the prospectus for each of the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract.


HOW ARE THE UNDERLYING FUND SHARES VALUED?


    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying prospectus for each of the Funds.

                              PAYMENT OF BENEFITS

WHAT WOULD MY BENEFICIARY RECEIVE AS DEATH PROCEEDS?


    The Contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's age 65 (whichever occurs first) the Minimum Death Benefit payable on such Contract will be the greater of (a) the value of the Participant's Account determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Contributions made to such Contract, reduced by any prior partial surrenders.



    The Minimum Death Benefit may be taken by the Beneficiary in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, the Beneficiary may elect that the amount be applied under any one of the optional Annuity forms provided. (See "What are the
  available Annuity options under the Contract?" on page   .)



    An election to receive Death Benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford and within one year after the death by written notice to Hartford at its home office, P.O. Box 2999, Hartford, Connecticut, 06104-2999.


    Benefit proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement.

HOW CAN A CONTRACT BE REDEEMED OR SURRENDERED?

    THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS (A) ATTAINED AGE 59 1/2, (B) TERMINATED EMPLOYMENT, (C) DIED, (D) BECOME DISABLED, OR (E) EXPERIENCED FINANCIAL HARDSHIP.

    DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.


    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE WITH OR WITHOUT TAX PENALTY, IN ANY PRACTICAL SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


    INDIVIDUAL CONTRACTS

    At any time prior to the Annuity Commencement Date, the Contract Owner, subject to any IRS provisions applicable thereto, has the right to surrender the value of the Contract in whole or in part.

    In the event of a complete surrender of the Contract Owner's interest under an individual Contract, then after deduction of the Annual Contract Fee (see
  "Are there any administrative charges?" on page   ), the following options
  shall be available:

     1.The termination value of the individual Contract may be applied to provide for fixed or variable Annuity payments or a combination thereof commencing immediately under the selected Annuity option (see "What are the
    available Annuity options under the Contract?" on page   ).


     2.The termination value of the individual Contract may be taken in the form of a lump sum cash settlement. The amount received will be determined by the value of the Individual Account next computed after receipt by Hartford at its home office, P. O. Box 2999, Hartford, CT 06104-2999 of a written request for complete surrender. The value of the Individual Account may be more or less than the amount of Contributions made to the Contract.

     3.The Contract Owner may partially surrender an Individual Account under an individual Contract and receive the amount requested as determined by the value of the account next computed after receipt by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999 of a written request for a partial surrender.


    Any such full or partial surrender described above may affect the continuing tax qualified status of some accounts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with his tax advisor before undertaking any such surrender.

    GROUP CONTRACTS

    On termination of Contributions to a group Contract by the Contract Owner on behalf of a Participant's Individual Account prior to the selected Annuity Commencement Date for such Account, the Contract Owner will have the following options:

     1.To continue a Participant's Individual Account in force under the
       Contract. Under this option, when the selected Annuity Commencement Date arrives, the Participant will begin to receive Annuity payments under the selected Annuity option under the Contract. (See "What are the available
    Annuity options under the Contract?" on page   ). At any time in the
    interim, the Contract Owner or the Participant as appropriate, may surrender the Individual Account for a lump sum cash settlement in accordance with 4. below.

     2.To provide Annuity payments immediately. The Accumulation Unit values in a Participant's Individual Account may be applied to provide for fixed or variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity Option (see "What are the available Annuity
    options under the Contract?" on page   ).


     3.To continue to make Contributions under an individual variable annuity
       Contract of the type then being issued by Hartford. In this event, the value of a Participant's Individual Account will be transferred into an individual Contract without any deductions being made, but subject to the deductions applicable to such individual Contract as to any subsequent payments.



     4.To surrender a Participant's Individual Accounts under the Contract for a lump sum cash settlement. In this event, the Annual Contract Fee will be
    deducted as described on page   . On any variable account the amount
    received will be the net termination value determined by the Accumulation Unit values of the Account next computed after receipt by Hartford at its home office, P. O. Box 2999, Hartford, CT 06104-2999 of a written request for complete surrender.


IS A PARTIAL TERMINATION OF A CONTRACT ALLOWED?

    If any partial termination request exceeds 90% of the present value of a Participant's Individual Account or of the Active Life Fund under a Contract at the time of a request for withdrawal, such request will be considered a request for complete termination of that Account or Contract, and no further Contributions may be made for that Participant's Individual Account or Contract. A request for a partial termination must specify the allocation of the partial termination between fixed and variable accounts and if from the variable accounts, the allocation among the Sub-Accounts. If no allocation is specified, the requested amount is taken out of all applicable Sub-Accounts on a pro rata basis.


    Repayment of any partial termination may be made at any time before one month prior to the date on which Annuity payments are to begin on the Participant's Individual Account. While no deduction will be made for sales or Minimum Death Benefit expenses, Hartford may apply its then current Annuity rates to any such repayment.


    Except as specified above, no partial termination will directly affect future requirements that the Contract Owner make stipulated payments or Contributions to the Contract, nor the maturity date of the Contract or of a Participant's Individual Account. If the Contract Owner has a plan calling for stipulated periodic payments or Contributions, he may repay amounts received upon any such partial termination at the same time that he makes stipulated payments or Contributions, provided that the amount repaid is at least $30.00. In making any such repayment the Contract Owner shall specify in writing that such a repayment is being made, as well as how the repayment is to be reallocated among Sub-Accounts, otherwise appropriate sales and other expenses shall apply to such amounts.

    Payment on request for any partial termination will be made within seven days of receipt of the written request by Hartford unless subject to postponement as explained below.


CAN PAYMENT OF THE REDEMPTION OR SURRENDER VALUE EVER BE POSTPONED BY HARTFORD BEYOND THE SEVEN DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


    Except for the above situations, payment on any request for surrender will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford.


MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no surrender of the Annuity benefit can be made for the purpose of receiving a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.

MAY I REINVEST AFTER A REDEMPTION?

    Variable annuity Contract Owners who have redeemed the value of their variable Contracts in full shall have the right to reinvest the proceeds of redemption in a new variable annuity Contract without any deduction being made for sales charges provided that such reinvestment is effected within 30 days after such redemption. This reinvestment privilege shall not be available to any Contract Owner who has previously exercised the privilege.

CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


    A group Contract may be suspended by the Contract Owner by giving written notice of such suspension to Hartford at its home office in Hartford, Connecticut at least 90 days prior to the effective date of such suspension.



    A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract, as described under the caption "Can a Contract be modified?" which modifications would have become effective on or before that anniversary. Upon suspension, Contributions will continue to be accepted by Hartford under the Contract, and subject to the terms thereof, as they are applicable to Participant's Individual Accounts under the Contracts prior to such suspension, but no Contributions will be accepted on behalf of any new Participant's Individual Account. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a Contract will not preclude the Contract Owner's applying existing Participant's Individual Accounts under Separate Account Two, as appropriate, to the purchase of Fixed or Variable Annuity benefits.


HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY?

    The Contract Owner selects an Annuity Commencement Date and an Annuity option (see below). The Annuity Commencement Date may not be deferred beyond a Participant's 75th birthday or such earlier date may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin.


    The Contracts contain five optional Annuity forms, which may be selected on either a fixed or variable annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 65 under Option 2 with 120 monthly payments certain. However, Hartford will not assume responsibility in determining or monitoring minimum distribution beginning at age 70 1/2.


    When an Annuity is effected under a Contract, unless otherwise specified, General Account Accumulation Units will be applied to provide a Fixed Annuity and Separate Account Sub-Account Accumulation Units will be applied to provide a Variable Annuity.

    The Contract Owner should consider the question of allocation of Contract values among the Fixed Income Fund Sub-Account, the Stock Fund Sub-Account and the General Account to make certain that annuity payments are based on the investment alternative best suited to the Contract Owner's needs. Annuity payments may not be based on the Money Market Fund Sub-Account. Unless otherwise directed by a Contract Owner, such interest shall be transferred to the Fixed Income Fund Sub-Account and Stock Fund Sub-Account, and allocated to such Sub-Accounts in the same proportion as such interests are held in the Participant's Individual Account.

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?


    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.


WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?


    OPTION 1: LIFE ANNUITY



    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.


    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

    *OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


    This Annuity Option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value as of the date of the Participant's death at the current dollar amount at the date of death of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.


    *OPTION 3: UNIT REFUND LIFE ANNUITY

    This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity Payment made         X    Annuity Payments made


    The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.


    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly annuity payment will continue to be paid to the contingent annuitant.

    It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

    *OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD

    An amount payable monthly for the number of years selected which may be from one to thirty years. Under this Option, the Contract Owner or Annuitant may, at any time, surrender the Account and receive, within seven days, the current value of the account.


    In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.



* ON QUALIFIED PLANS, OPTIONS 2, 3 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS, OR IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY HARTFORD.

--------------------------------------------------------------------------------
UNDER ANY OF THE ANNUITY OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.
--------------------------------------------------------------------------------

HOW ARE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the Accumulation
  Unit value determined?" commencing on page   ) for the day for which the
  Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.


    When Annuity payments are to commence, the value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.



    The first monthly payment varies according to the form of Annuity selected. The Contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% or 5.00% per annum. The total first monthly Annuity payment, is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contract. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contracts.



    The A.I.R. assumed in the mortality tables would produce level Annuity payments if the net investment rate remained constant. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.


    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how the rates work:

                        ILLUSTRATION OF ANNUITY PAYMENTS:
             (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  1. Net amount applied........................................  $ 139,782.50
  2. Initial monthly income per $1,000 of payment applied......          6.13
  3. Initial monthly payment (1 X 2  DIVIDED BY 1,000).........        856.87
  4. Annuity Unit Value........................................         3.125
  5. Number of monthly annuity units (3  DIVIDED BY 4).........       274.198
  6. Assume annuity unit value for second month equal to.......         2.897
  7. Second monthly payment (6 X 5)............................        794.35
  8. Assume annuity unit value for third month equal to........         3.415
  9. Third month payment (8 X 5)...............................        936.39

    The above figures are simply to illustrate the calculation of a variable annuity and have no bearing on the actual record of any Separate Account.

CAN A CONTRACT BE MODIFIED?


    At any time Hartford reserves the right to modify the Contract, if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


    INDIVIDUAL CONTRACTS


    The Contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or Internal Revenue Service.


    GROUP CONTRACTS


    The Contracts may be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulations of the U.S. Treasury Department or the Internal Revenue Service.



    On and after the fifth anniversary of any Contract Hartford may change, from time to time, any or all of the terms of the group Contract by giving 90 days advance notice to the Contract Owner, except that the mortality and Minimum Death Benefit undertakings and the deductions for sales expenses and the Annual Contract Fee which are applicable at the time a Participant's Individual Account is established under the Contract will continue to be applicable except as limited below.



    Hartford may also modify the Contract at any time with respect to deductions and undertakings enumerated in the preceding paragraph on Contributions to a Participant's Individual Account in any year in excess of three times the total Contributions actually made to such account during its initial 12 consecutive months of participation under the Contract. The deductions and undertakings applicable to such excess Contributions when first made will continue to be applicable to such excess Contributions each and every year they are made.

                           CHARGES UNDER THE CONTRACT

HOW ARE THE CHARGES UNDER THESE CONTRACTS MADE?

    COMBINATION INDIVIDUAL AND GROUP ALLOCATED CONTRACTS

    These Contracts are issued on an individual and group basis and provide for fixed (General Account) and variable (Separate Account) accumulations and annuity payouts and are generally referred to as "combination Contracts." Contributions made on behalf of a Participant's Individual Account pursuant to the terms of the allocated combination Contracts are subject to the following deductions:

                              PORTION REPRESENTING

                                                                                                               TOTAL
AGGREGATE CONTRIBUTION                                                                                     DEDUCTIONS AS
AMOUNT TO THE FIXED                                                                                           % OF NET
INCOME FUND AND STOCK                                             TOTAL          SALES      MINIMUM DEATH      AMOUNT
FUND SUB-ACCOUNTS ONLY*                                         DEDUCTION      EXPENSES        BENEFIT        INVESTED
------------------------------------------------------------  -------------  -------------  -------------  --------------
On the first $2,500.........................................        7.00%          6.25%           .75%          7.53%
On the next $47,500.........................................        3.50%          2.75%           .75%          3.63%
On the next $50,000.........................................        2.00%          1.25%           .75%          2.04%
On the excess over $100,000.................................        1.00%           .25%           .75%          1.01%

* THIS ILLUSTRATION DOES NOT ASSUME THE PAYMENT OF ANY PREMIUM TAXES. THE MONEY MARKET FUND SUB-ACCOUNT IS NOT AVAILABLE UNDER THESE CONTRACTS.

    Notwithstanding the above, when an employer making application for a group allocated Contract where the annualized stipulated purchase payments with respect to all Participants is expected to equal or approximate $250,000 at the end of the second anniversary of the Contract, the sales and Minimum Death Benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.

    GROUP VARIABLE ONLY CONTRACTS

    These Contracts are issued on a group basis only and provide for variable (Separate Account) accumulations only during the Accumulation Period under the Contract and for fixed (General Account) and variable (Separate Account) annuity payouts during the Annuity Period. The Money Market Fund Sub-Account was available under this type of Contract prior to December 7, 1981 only.

                              PORTION REPRESENTING

                                                                                                               TOTAL
AGGREGATE CONTRIBUTION                                                                                     DEDUCTIONS AS
AMOUNT TO THE FIXED                                                                                           % OF NET
INCOME FUND AND STOCK                                             TOTAL          SALES      MINIMUM DEATH      AMOUNT
FUND SUB-ACCOUNTS ONLY*                                         DEDUCTION      EXPENSES        BENEFIT        INVESTED
------------------------------------------------------------  -------------  -------------  -------------  --------------
On the first $2,500.........................................        5.00%          4.25%           .75%          5.26%
On the next $47,000.........................................        3.50%          2.75%           .75%          3.63%
On the next $50,000.........................................        2.00%          1.25%           .75%          2.04%
On the excess of $100,000...................................        1.00%           .25%           .75%          1.01%

* THIS ILLUSTRATION DOES NOT ASSUME THE PAYMENT OF ANY PREMIUM TAXES. NO DEDUCTIONS FOR SALES EXPENSES OR THE MINIMUM DEATH BENEFIT ARE MADE AGAINST CONTRIBUTIONS TO THE MONEY MARKET FUND SUB-ACCOUNT.

    Under the schedules shown above, all amounts contributed on behalf of a Participant's Individual Account are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100.00 and total

  Contributions of $2,450 have already been made on a Participant's behalf, the first $50.00 of the Contribution will be subject to a deduction of 7.00% (as in 1. above) and the remainder to a percentage of 3.50%.

    COMBINATION NON-ALLOCATED GROUP CONTRACTS

    A non-allocated group annuity Contract is offered which is designed for use in conjunction with certain qualified pension and profit-sharing plans where the employer has Contracted out the administration of the Plan. The Contracts provide for both fixed (General Account) and variable (Separate Account) accumulations and annuity payouts and are thus another form of combination Contract.

    The Contracts provide for a Contract fee charge of $100 per year and a scale of sales charges as follows:

On the first $5,000..............................................................       5.00%
On the next $45,000..............................................................       3.50%
On the next $50,000..............................................................       2.00%
On the excess over $100,000......................................................       1.25%

    The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's pension or profit-sharing plan. All Contributions are held under the Contract, as directed by the Contract Owner. There are no individual allocations under the Contracts for individual Participants in an employer's plan.

    With the exception of the Minimum Death Benefit provision, which is not available on this Contract, and the charges described above, the new group Contracts have essentially the same terms and provisions as the other Contracts described in this Prospectus.


    Hartford makes the deductions for the Contracts as described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Hartford. Contract distribution expenses may exceed the deduction for sales expenses described above. To the extent that they do, they will be borne by Hartford.


ARE THERE ANY DIFFERENCES IN CHARGES MADE?


    The group Contracts provide for experience rating. In order to experience rate a Contract, actual sales and administrative costs applicable to a particular Contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made, as considered appropriate: (1) by reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) by waiver of the Annual Contract Fees; or (4) by a combination of the above. Experience rating credits have been given on certain cases.


    Where use of the Contract is appropriate, variable annuity Contracts issued by Hartford may be purchased without a charge for sales or Minimum Death Benefit expenses by members of the board and officers of the Funds, or by any trust, pension, profit-sharing or other benefit plan for any such person or persons.

WHAT IS THE MORTALITY AND EXPENSE RISK CHARGE?


    Although variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s) (note that variable Annuity payments may not be based on the Money Market Fund Sub-Account), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants after retirement or
  (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.



    For assuming these risks under the Contracts, Hartford will make a daily charge against all Contract values held in the Separate Account at the rate of 1.00% per annum on the Fixed Income Fund and Stock Fund Sub-Accounts and .375% per annum on the Money Market Fund Sub-Account. Such charges may not be changed on existing Contracts.

    The mortality undertaking provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the annuity table and other provisions contained in the Contracts) to Contract Owners on Participants' Individual Accounts regardless of how long a Participant may live, and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of a Participant nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity payments it will receive under the Contract. It thus relieves the Contract Owner from the risk that Participants will outlive funds accumulated.



    The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.


ARE THERE ANY ADMINISTRATIVE CHARGES?

    There will be an Annual Contract Fee deduction from the value of each Participant's Individual Account under the Contracts in the amount of $10.00.

    The Annual Contract Fee will be deducted from the value of each such Account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the year, then the Annual Contract Fee charge will be deducted from the proceeds of such redemption. No deduction for the Annual Contract Fee will be made during the Annuity Period under the Contracts.

    In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Contract Fee will be charged against the Separate Account and General Account on a pro rata basis.

HOW MUCH ARE THE DEDUCTIONS FOR PREMIUM TAXES ON THESE CONTRACTS?


    A deduction is also made for Premium Taxes, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.50%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time the taxes are paid, the Contract is surrendered, or the Contract annuitizes.


                        HARTFORD LIFE INSURANCE COMPANY
                                 AND THE FUNDS


WHAT IS HARTFORD?



    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps, on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

WHAT ARE THE FUNDS?

    Hartford Stock Fund, Inc. was organized on March 11, 1976. Hartford Bond Fund, Inc. and HVA Money Market Fund, Inc. were organized on December 1, 1982. All of the Funds were incorporated under the laws of the State of Maryland and are collectively referred to as the "Funds."

    The investment objectives of each of the Funds are as follows:

    HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities: or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


    HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing primarily in equity securities.


    HVA MONEY MARKET FUND, INC.*


    Seeks maximum current income consistent with liquidity and preservation of capital.



* THIS FUND IS NOT AVAILABLE UNDER CONTRACTS ISSUED ON OR AFTER DECEMBER 7,
  1981.


    ALL FUNDS


    The Funds are available only to serve as the underlying investment for the variable life insurance and variable annuity Contracts issued by Hartford.



    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life insurance Policyowners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and Policyowners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance Policyowners would no longer have the economies of scale resulting from a larger combined fund.



    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.



    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Funds.



    Wellington Management Company, L.L.P. serves as sub-investment adviser to Hartford Stock Fund.



    In addition, HL Advisors has entered into an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund and HVA Money Market Fund.



    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

  A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.



  B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value
  determined?" commencing on page   .) As a result, such investment income and
  realized capital gains are automatically applied to increase reserves under the Contract.


    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

  C. INFORMATION REGARDING TAX-QUALIFIED PLANS


    The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisers as to specific tax consequences.


  1. QUALIFIED PENSION PLANS

    Provisions of the Code permit eligible employers to establish pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Corporate employers intending to use these contracts in connection with such plans should seek competent advice.

  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b)

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:


    (a) after the participating employee attains age 59 1/2;


    (b) upon separation from service;

    (c) upon death or disability, or

    (d) in the case of hardship.

    The above restrictions apply to distributions of employee contributions made after December 31, 1988, earnings on those contributions, and earnings on amounts attributable to employee contributions held as of December 31, 1988. They do not apply to distributions of any employer or other after-tax contributions, employee contributions made on or before December 31, 1988, and earnings credited to employee contributions before December 31, 1988.

  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457


    Employees and independent contractors performing services for such employers may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State) or other tax-exempt organization. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



    An employee electing to participate in a Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited unless made after the participating employee attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.


  4. INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408

    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.

  5. TAX PENALTIES

    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

    A. PREMATURE DISTRIBUTION


    Distributions from a qualified plan before the Participant attains age
  59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service at or after age 55. A life annuity is defined as a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).


    B. MINIMUM DISTRIBUTION TAX

    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.


    An individual's interest in a retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


    If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    C. EXCESS DISTRIBUTION TAX


    If the aggregate distributions from all IRAs and certain other qualified plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.


    D. WITHHOLDING

    Periodic distributions from a qualified plan lasting for a period of 10 or more years are generally subject to voluntary income tax withholding. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form. Otherwise, the amount withheld on such distributions is determined at the rate applicable to wages as if the recipient were married claiming three exemptions.

    Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient may elect not to have withholding apply.

    Nonperiodic distributions from other qualified plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

    1)  the non-taxable portion of the distribution;

    2)  required minimum distributions;

    3)  eligible rollover distributions.

    Eligible rollover distributions are direct payments to an IRA or to another qualified employer plan.


    In general, distributions from plans described in Section 457 of the Code are subject to regular wage withholding rules.


  D. DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


  E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under
  Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

  F. NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the Contract is currently includable in gross income of a non-natural person. There is an exception for annuities held by structured settlement companies and annuities held by an employer with respect to a terminated pension plan. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

  E. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


                                 MISCELLANEOUS

WHAT ARE MY VOTING RIGHTS?


    Hartford shall notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract Owner's accounts may be voted at such meetings. Hartford shall also send proxy materials and a form of instruction by means of which the Contract Owner can instruct Hartford with respect to the voting of the Fund shares held for the Contract Owner's account. In connection with the voting of Fund shares held by it, Hartford shall arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund, including any of its own shares, in the same proportion as shares of that Fund for which instructions have been received.


    Every Participant under a group Contract who has a full (100%) vested interest under a group Contract, shall receive proxy material and a form of instruction by means of which Participants may instruct the Contract Owner with respect to the number of votes attributable to his individual participation under a group Contract.

    A Contract Owner or Participant, as appropriate, is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contract Owner has voting rights throughout the life of the Contract. The vested Participant has voting rights for as long as participation in the Contract continues. Voting rights attach only to Separate Account interests.

    During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

WILL OTHER CONTRACTS BE PARTICIPATING IN THIS SEPARATE ACCOUNT?

    In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.

HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

    HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.



    The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the NASD.

WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?


    Hartford is the custodian of the Separate Account's assets.


ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?


    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel and Secretary, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, CT 06104-2999.


ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling your representative or writing:

    Hartford Life Insurance Company,
    Attn: RPVA Administration,
    P.O. Box 2999,
    Hartford, CT 06104-2999

                                    APPENDIX

PRIOR FRONT END LOAD CONTRACTS

    Such Contracts are no longer being issued. Contract Owners may continue to make contributions to those Contracts. The Contracts differ from those described previously in this Prospectus as described below.

INDIVIDUAL FRONT END LOAD CONTRACTS

  A. DEDUCTIONS FOR SALES EXPENSES, MINIMUM DEATH BENEFIT AND ADMINISTRATIVE EXPENSES.

    Purchase Payments made pursuant to the terms of the individual Contracts are subject to a deduction of 8.5%. Of the 8.5%, 6% is for sales expense, 1.75% is for administrative expense and .75% is for the minimum death benefit.

    There are no maintenance fees or transfer fees.


    Administrative and Sales Expenses -- The charge for administrative and sales expense is paid to Hartford for providing administrative personnel, services, equipment, facilities and office space for the proper administration of the Contracts, and sales activities, including field office expense.


  B. OPTIONS AVAILABLE TO ANNUITANT


    Unless prohibited by an endorsement to the Contract, the Annuity Commencement Date may be the first day of any month between the Annuitant's 50th and 75th birthdays, but in the absence of a written election to the contrary, Hartford reserves the right to begin Annuity payments at age 65.


    Unless prohibited by an endorsement to the Contract, the Contract Owner may elect to have the Termination Value applied on the Annuity Commencement Date under any one of the six Annuity Options described below, but in the absence of such election the Termination Value on the Annuity Commencement Date will be applied under the Second Option to provide a Life Annuity with 120 Monthly Payments Guaranteed. The Termination Value applied is determined on the basis of the accumulation unit value on the fifth business day preceding the date annuity payments commence.


    Election of any of these options including any optional Annuity Commencement Date must be made by notice in writing to Hartford at its Home Office at least 30 days prior to the date such election is to become effective.


    Date of Payment -- The first payment under the Deposit Option shall be made at the end of the period selected, measured from the date of approval of the claim for settlement. The first payment under any other option shall be made immediately upon approval of claim for settlement, and subsequent payments shall be made periodically in accordance with the manner of payment elected.

  C. OPTIONS AVAILABLE TO BENEFICIARY


    The Contract Owner, or in the case the Contract Owner shall not have done so, the Beneficiary after the death of the Annuitant, may elect in lieu of payment in one sum, that any amount or part thereof due by Hartford under the Contract to the Beneficiary be applied under any of the Options described below. Such election must be made within one year after the death of the Annuitant by written notice to Hartford at its Home Office.


  D. ANNUITY OPTIONS

    FIRST OPTION -- LIFE ANNUITY

    An annuity payable monthly during the lifetime of payee, ceasing with the last payment due prior to the death of the payee.

    SECOND OPTION -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS
    GUARANTEED

    An annuity payable monthly during the lifetime of the payee including the guarantee that if, at the death of the payee, payments have been made for less than 120 months, 180 months or 240 months (as selected), payments shall be continued to the Beneficiary during the remainder of the selected period. If the Beneficiary dies while receiving payments under this option or if no Beneficiary is designated, a lump sum payment shall be made.

    THIRD OPTION -- UNIT REFUND LIFE ANNUITY

    An annuity payable monthly during the lifetime of the payee ceasing with the last payment due prior to the death of the payee, provided that, at the death of the payee, the Beneficiary will receive an additional payment of the then dollar value of the number of annuity units equal to the excess, if any, of
  (a) over (b) where (a) is the total amount applied under the option divided by the annuity unit value at the effective date of annuity payments and (b) is the number of annuity units represented by each payment multiplied by the number of payments made.

    FOURTH OPTION -- JOINT AND LAST SURVIVOR LIFE ANNUITY

    An annuity payable monthly during the joint lifetime of the payee and a secondary payee, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    FIFTH OPTION -- PAYMENTS FOR A DESIGNATED PERIOD

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

    SIXTH OPTION -- PAYMENTS OF A SPECIFIED DOLLAR AMOUNT

    The amount due may be paid in equal annual, semi-annual, quarterly or monthly installments of a designated dollar amount (not less than $75.00 per annum per $1,000 of the original amount due) until the remaining balance is less than the amount of one installment. To determine the remaining balance in either Account at the end of any valuation period such balance at the end of the previous period is decreased by the amount of any installment paid during the period and the result multiplied by the net investment factor for the period. If the remaining balance at any time is less than the amount of one installment, such balance will be paid and will be the final payment under the option.

    DEPOSIT OPTION -- INVESTMENT INCOME


    The amount due may be left on deposit with Hartford in its General Account and a sum will be paid annually, semi-annually, quarterly or monthly, as selected, which shall be equal to the net investment rate for the period multiplied by the amount remaining on deposit.


  E. ALLOCATION OF ANNUITY

    At the time election of one of the first five Annuity Options is made, the person electing the option may further elect to have the Termination Value (amount due) applied to provide a variable annuity, a fixed dollar annuity or a combination of both. An election of the Sixth Option may specify that the net investment factor for the Separate Account or the General Account is to apply or the amount due may be split between the two Accounts. If no election is made to the contrary, that portion of the amount due from the Separate Account shall be applied to provide a variable annuity and that portion of the amount due from the General Account shall be applied to provide a fixed dollar annuity. Election of the Deposit Option shall constitute election of fixed income.

  F. CONTRIBUTIONS

    The minimum contribution under the Contract is $20.00.

GROUP FRONT END LOAD CONTRACTS

  A. DEDUCTIONS FOR SALES EXPENSES AND MINIMUM DEATH BENEFIT

    Purchase Payments made pursuant to the terms of the group Contracts are subject to a deduction of 6%. Of the 6%, 5.25% is for sales expense and .75% is for the minimum death benefit.


    Administrative and Sales Expenses -- The charge for administrative and sales expense is paid to Hartford for providing administrative personnel, services, equipment, facilities and office space for the proper administration of the Contracts and sales activities, including field office expense.

  B. ELECTION OF OPTIONAL ANNUITIES


    A Participant may elect to have his payments made under any of the Optional Annuity Forms provided such election is received in writing by Hartford at its Home Office at least 30 days prior to his Annuity Commencement Date. If no such election is given to Hartford, the Annuity will be a Life Annuity with 120 Payments Guaranteed as described in Option 2.


  C. OPTIONAL ANNUITY FORMS

    OPTION 1 -- LIFE ANNUITY

    An annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

    OPTION 2 -- LIFE ANNUITY WITH 120 OR 180 MONTHLY PAYMENTS GUARANTEED


    An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120 or 180 months, as elected, annuity payments will be continued during the remainder of said period to the Beneficiary or Beneficiaries designated by the Participant. If no Beneficiary is designated, or if a Beneficiary dies while receiving annuity payments, the present value, computed as of the date notice of death is received in writing by Hartford at its home office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he not died, computed on the basis of the selected Assumed Interest Rate, compounded annually, shall be paid in a lump sum in accordance with the provisions of the Contract. The annuity unit value for the day on which notice of death is received at Hartford's Home Office shall be used for the purposes of determining the lump sum payment.


    OPTION 3 -- UNIT REFUND LIFE ANNUITY


    An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant, provided that an additional payment will be made in an amount equal to the annuity unit value, as of the date that notice of death is received in writing by Hartford at its Home Office, multiplied by a number equal to the excess, if any, of (a) over (b), where (a) is the total amount applied under the option, divided by the annuity unit value at the Annuity Commencement Date, and (b) is the product of the number of annuity units represented by each payment and the number of payments made.


    OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person and thereafter during the remaining lifetime of the survivor.

    All payments under any of these options will be determined in accordance with the Contracts. The Company reserves the right to require proof satisfactory to it of the age of an Annuitant and any joint Annuitant prior to making the first payment under any of these options.

  D. CONTRIBUTIONS

    The minimum contribution under the Contract is $20.00.

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a.  attained age 59 1/2

        b.  terminated employment

        c.  died, or

        d.  become disabled.

Distributions of post December 31, 1988 contributions may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    Attn: RPVA Administration
    P.O. Box 2999
    Hartford, CT 06104-2999
Name of Contract Owner/Participant _____________________________________________
Address ________________________________________________________________________
City or Plan/School District ___________________________________________________
Date: __________________________________________________________________________

    To Obtain a Statement of Additional
Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: RPVA Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

    Please send a Statement of Additional
Information for the Variable Annuity Contract to
me at the following address:
    _________________________________________
                       Name
     _________________________________________
                      Address
     _________________________________________
         City/State               Zip Code

                               TABLE OF CONTENTS



 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..........................    2
 SAFEKEEPING OF ASSETS...................................................    2
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................    2
 DISTRIBUTION OF CONTRACTS...............................................    2
 CALCULATION OF YIELD AND RETURN.........................................
 PERFORMANCE COMPARISONS.................................................
 FINANCIAL STATEMENTS....................................................    7

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
                   SEPARATE ACCOUNT TWO (QP VARIABLE ACCOUNT)


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999.




Date of Prospectus:  May 1, 1997
Date of Statement of Additional Information:  May 1, 1997





33-19948

                                TABLE OF CONTENTS


SECTION                                                                     PAGE
-------                                                                     ----


DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5,
1902, and was subsequently redomiciled to Connecticut.   Its offices are located
in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation.


Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.


The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.


HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities

Dealers, Inc. ("NASD"). Compensation will be paid by Hartford to registered representatives for the sale of Contracts up to a maximum of 5% on Contributions and .50% annually on Participants' Individual Account Values. Sales compensation may be reduced.


The offering of the Separate Account contracts is continuous.

                         CALCULATION OF YIELD AND RETURN

YIELDS OF HARTFORD BOND FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of the Sub-Account will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual funds "net asset value per share" for the same period in addition to the daily expense charged assessed, at the sub-account level for the respective period. The Bond Fund Sub-Account's yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Account's shares and to the relative risks associated with the investment objectives and policies of the Bond Fund.

The yield reflects recurring charges on the Separate Account level, including the Annual Contract Fee.

The Bond Fund Sub-Account's yield will vary from time to time depending upon market conditions and, the composition of the underlying fund's portfolios. Yield should also be considered relative to changes in the value of the Sub-Account's shares and to the relative risks associated with the investment objectives and policies of the Fund.

Bond Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's contract over the base period. The following is the method used to determine the yield for the 30 day period ended December 31, 1996.


Example:

Current Yield Formula for the Sub-Account   2*[((A-B)/(C*D) + 1)6 - 1]

Where
      A = Dividends and interest earned during the period.

      B = Expenses accrued for the period (net of reimbursements).

      C = The average daily number of units outstanding during the period that were entitled to receive dividends.
      D = The maximum offering price per unit on the last day of the period.

     Yield = 5.20%

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for this Sub-Account differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Account on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company
Separate Account Two and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Two as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                            MONEY
                            BOND FUND      STOCK FUND    MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           209,901,213
    Cost                            $213,818,503
    Market Value.........  $209,731,192        --             --
  Hartford Stock Fund,
   Inc.
    Shares                           325,077,171
    Cost                            $942,043,980
    Market Value.........       --       $1,346,700,441       --
  HVA Money Market Fund,
   Inc.
    Shares                           282,828,485
    Cost                            $282,828,485
    Market Value.........       --             --        $282,828,485
  Hartford Advisers Fund,
   Inc.
    Shares                         1,337,021,547
    Cost                          $2,233,276,156
    Market Value.........       --             --             --
  Hartford U.S.
   Government Money
   Market Fund, Inc.
    Shares                             1,592,137
    Cost                              $1,592,137
    Market Value.........       --             --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           366,806,192
    Cost                          $1,062,106,327
    Market Value.........       --             --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                           189,233,708
    Cost                            $203,956,416
    Market Value.........       --             --             --
  Hartford Index Fund,
   Inc.
    Shares                           111,179,449
    Cost                            $184,665,755
    Market Value.........       --             --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           291,990,802
    Cost                            $336,561,408
    Market Value.........       --             --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           209,596,491
    Cost                            $268,301,179
    Market Value.........       --             --             --
  Due from Hartford Life
   Insurance Company.....       389,971        --           1,275,023
  Receivable from fund
   shares sold...........       --            1,214,364       --
                           ------------  --------------  ------------
  Total Assets...........   210,121,163   1,347,914,805   284,103,508
                           ------------  --------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            1,203,942       --
  Payable for fund shares
   purchased.............       391,131        --           1,269,939
                           ------------  --------------  ------------
  Total Liabilities......       391,131       1,203,942     1,269,939
                           ------------  --------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $209,730,032  $1,346,710,863  $282,833,569
                           ------------  --------------  ------------
                           ------------  --------------  ------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                      MORTGAGE                    INTERNATIONAL
                                             U.S. GOVERNMENT          CAPITAL        SECURITIES                   OPPORTUNITIES
                           ADVISERS FUND    MONEY MARKET FUND    APPRECIATION FUND      FUND        INDEX FUND        FUND
                            SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           209,901,213
    Cost                            $213,818,503
    Market Value.........       --               --                    --                --             --            --
  Hartford Stock Fund,
   Inc.
    Shares                           325,077,171
    Cost                            $942,043,980
    Market Value.........       --               --                    --                --             --            --
  HVA Money Market Fund,
   Inc.
    Shares                           282,828,485
    Cost                            $282,828,485
    Market Value.........       --               --                    --                --             --            --
  Hartford Advisers Fund,
   Inc.
    Shares                         1,337,021,547
    Cost                          $2,233,276,156
    Market Value.........  $2,900,708,354        --                    --                --             --            --
  Hartford U.S.
   Government Money
   Market Fund, Inc.
    Shares                             1,592,137
    Cost                              $1,592,137
    Market Value.........       --             $1,592,137              --                --             --            --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           366,806,192
    Cost                          $1,062,106,327
    Market Value.........       --               --               $1,435,800,482         --             --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                           189,233,708
    Cost                            $203,956,416
    Market Value.........       --               --                    --           $199,787,272        --            --
  Hartford Index Fund,
   Inc.
    Shares                           111,179,449
    Cost                            $184,665,755
    Market Value.........       --               --                    --                --        $264,803,879       --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           291,990,802
    Cost                            $336,561,408
    Market Value.........       --               --                    --                --             --        $410,796,017
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           209,596,491
    Cost                            $268,301,179
    Market Value.........       --               --                    --                --             --            --
  Due from Hartford Life
   Insurance Company.....       --               --                    --                --             --            --
  Receivable from fund
   shares sold...........           7,791           3,686                505,615           6,461        195,459        294,275
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Total Assets...........   2,900,716,145       1,595,823          1,436,306,097     199,793,733    264,999,338    411,090,292
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           9,064           3,303                505,676           2,327        196,318        294,299
  Payable for fund shares
   purchased.............       --               --                    --                --             --            --
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Total Liabilities......           9,064           3,303                505,676           2,327        196,318        294,299
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $2,900,707,081      $1,592,520         $1,435,800,421    $199,791,406   $264,803,020   $410,795,993
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------


                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford U.S.
   Government Money
   Market Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........  $324,333,800
  Due from Hartford Life
   Insurance Company.....      278,410
  Receivable from fund
   shares sold...........      --
                           ------------
  Total Assets...........  324,612,210
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      278,289
                           ------------
  Total Liabilities......      278,289
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $324,333,921
                           ------------
                           ------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996



                               CALVERT
                             RESPONSIBLY
                              INVESTED
                              BALANCED       INTERNATIONAL       SMALL            SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND   COMPANY FUND    CASH PORTFOLIO CLASS A
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   -------------   -------------   ----------------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio
    Shares                          1,499,952
    Cost                          $ 2,391,011
    Market Value.........    $2,660,914           --              --               --
  Hartford International
   Advisers Fund, Inc.
    Shares                         25,549,431
    Cost                          $28,919,492
    Market Value.........       --            $29,805,457         --               --
  Hartford Small Company
   Fund, Inc.
    Shares                         12,669,842
    Cost                          $13,471,629
    Market Value.........       --                --          $13,546,087          --
  Smith Barney Cash
   Portfolio Class A
    Shares                            580,242
    Cost                          $  580,242
    Market Value.........       --                --              --               $580,243
  Smith Barney
   Appreciation Fund,
   Inc.
    Shares                             13,454
    Cost                          $   98,474
    Market Value.........       --                --              --               --
  Smith Barney Government
   Portfolio Class A
    Shares                             39,801
    Cost                          $   39,801
    Market Value.........       --                --              --               --
  TCI Advantage Fund
    Shares                             27,440
    Cost                          $  166,872
    Market Value.........       --                --              --               --
  TCI Growth Fund
    Shares                            111,230
    Cost                          $ 1,287,905
    Market Value.........       --                --              --               --
  Fidelity VIP Overseas
   Portfolio
    Shares                             56,298
    Cost                          $  979,269
    Market Value.........       --                --              --               --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                            108,305
    Cost                          $ 1,688,636
    Market Value.........       --                --              --               --
  Fidelity VIP II
   Contrafund Portfolio
    Shares                            402,873
    Cost                          $ 5,743,454
    Market Value.........       --                --              --               --
  Fidelity VIP Growth
   Portfolio
    Shares                            225,301
    Cost                          $ 6,630,047
    Market Value.........       --                --              --               --
  Dividends receivable...       --                --              --                    689
  Due from Hartford Life
   Insurance Company.....        20,342           233,723         306,594          --
  Receivable from fund
   shares sold...........       --                --              --                  1,097
                           ---------------   -------------   -------------         --------
  Total Assets...........     2,681,256        30,039,180      13,852,681           582,029
                           ---------------   -------------   -------------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --              --                  1,098
  Payable for fund shares
   purchased.............        20,027           230,006         306,589          --
                           ---------------   -------------   -------------         --------
  Total Liabilities......        20,027           230,006         306,589             1,098
                           ---------------   -------------   -------------         --------
  Net Assets (variable
   annuity contract
   liabilities)..........    $2,661,229       $29,809,174     $13,546,092          $580,931
                           ---------------   -------------   -------------         --------
                           ---------------   -------------   -------------         --------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                           SMITH BARNEY        SMITH BARNEY                                            FIDELITY VIP
                           APPRECIATION    GOVERNMENT PORTFOLIO          TCI                TCI          OVERSEAS
                               FUND              CLASS A            ADVANTAGE FUND      GROWTH FUND     PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                          ---------------  --------------------   ------------------  ---------------  ------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio
    Shares                          1,499,952
    Cost                          $ 2,391,011
    Market Value.........     --                 --                     --                  --            --
  Hartford International
   Advisers Fund, Inc.
    Shares                         25,549,431
    Cost                          $28,919,492
    Market Value.........     --                 --                     --                  --            --
  Hartford Small Company
   Fund, Inc.
    Shares                         12,669,842
    Cost                          $13,471,629
    Market Value.........     --                 --                     --                  --            --
  Smith Barney Cash
   Portfolio Class A
    Shares                            580,242
    Cost                          $  580,242
    Market Value.........     --                 --                     --                  --            --
  Smith Barney
   Appreciation Fund,
   Inc.
    Shares                             13,454
    Cost                          $   98,474
    Market Value.........  $  172,850            --                     --                  --            --
  Smith Barney Government
   Portfolio Class A
    Shares                             39,801
    Cost                          $   39,801
    Market Value.........     --                $   39,801              --                  --            --
  TCI Advantage Fund
    Shares                             27,440
    Cost                          $  166,872
    Market Value.........     --                 --                  $    172,596           --            --
  TCI Growth Fund
    Shares                            111,230
    Cost                          $ 1,287,905
    Market Value.........     --                 --                     --              $  1,138,990      --
  Fidelity VIP Overseas
   Portfolio
    Shares                             56,298
    Cost                          $  979,269
    Market Value.........     --                 --                     --                  --         $1,060,645
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                            108,305
    Cost                          $ 1,688,636
    Market Value.........     --                 --                     --                  --            --
  Fidelity VIP II
   Contrafund Portfolio
    Shares                            402,873
    Cost                          $ 5,743,454
    Market Value.........     --                 --                     --                  --            --
  Fidelity VIP Growth
   Portfolio
    Shares                            225,301
    Cost                          $ 6,630,047
    Market Value.........     --                 --                     --                  --            --
  Dividends receivable...     --                        56              --                  --            --
  Due from Hartford Life
   Insurance Company.....     --                 --                           113              1,084         318
  Receivable from fund
   shares sold...........         123                   17              --                  --            --
                          ---------------          -------               --------     ---------------  ------------
  Total Assets...........     172,973               39,874                172,709          1,140,074   1,060,963
                          ---------------          -------               --------     ---------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         112                   32              --                  --            --
  Payable for fund shares
   purchased.............     --                 --                           114              1,084         374
                          ---------------          -------               --------     ---------------  ------------
  Total Liabilities......         112                   32                    114              1,084         374
                          ---------------          -------               --------     ---------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $  172,861           $   39,842           $    172,595       $  1,138,990   $1,060,589
                          ---------------          -------               --------     ---------------  ------------
                          ---------------          -------               --------     ---------------  ------------

                                              FIDELITY VIP
                            FIDELITY VIP II        II        FIDELITY VIP
                             ASSET MANAGER     CONTRAFUND       GROWTH
                               PORTFOLIO        PORTFOLIO      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -------------  -------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio

    Shares

    Cost
    Market Value.........        --                --             --
  Hartford International
   Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Hartford Small Company
   Fund, Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney Cash
   Portfolio Class A

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney Government
   Portfolio Class A

    Shares

    Cost
    Market Value.........        --                --             --
  TCI Advantage Fund

    Shares

    Cost
    Market Value.........        --                --             --
  TCI Growth Fund

    Shares

    Cost
    Market Value.........        --                --             --
  Fidelity VIP Overseas
   Portfolio

    Shares

    Cost
    Market Value.........        --                --             --
  Fidelity VIP II Asset
   Manager Portfolio

    Shares

    Cost
    Market Value.........    $  1,833,607          --             --
  Fidelity VIP II
   Contrafund Portfolio

    Shares

    Cost
    Market Value.........        --           $  6,671,576        --
  Fidelity VIP Growth
   Portfolio

    Shares

    Cost
    Market Value.........        --                --        $  7,015,865
  Dividends receivable...        --                --             --
  Due from Hartford Life
   Insurance Company.....           1,331            7,363          5,867
  Receivable from fund
   shares sold...........        --                --             --
                           -----------------  -------------  -------------
  Total Assets...........       1,834,938        6,678,939      7,021,732
                           -----------------  -------------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --             --
  Payable for fund shares
   purchased.............             923            7,344          5,867
                           -----------------  -------------  -------------
  Total Liabilities......             923            7,344          5,867
                           -----------------  -------------  -------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $  1,834,015     $  6,671,595   $  7,015,865
                           -----------------  -------------  -------------
                           -----------------  -------------  -------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996



                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
  PERIOD:
 INDIVIDUAL SUB-ACCOUNTS:
   Bond Fund Qualified 1.00%.......................       286,137   $3.705223  $    1,060,201
   Bond Fund Non-Qualified 1.00%...................     2,004,675    3.648889       7,314,837
   Bond Fund 1.25%.................................    96,857,176    1.922173     186,176,248
   Bond Fund .25%..................................        58,462    1.279841          74,822
   Stock Fund Qualified 1.00%......................       829,845    6.828860       5,666,897
   Stock Fund Non-Qualified 1.00%..................     3,406,617    6.529899      22,244,866
   Stock Fund 1.25%................................   333,175,709    3.546656   1,181,659,627
   Stock Fund .25%.................................     1,094,565    1.863616       2,039,847
   Money Market Fund Qualified 1.00%...............     1,361,999    2.465145       3,357,527
   Money Market Fund Non-Qualified 1.00%...........    13,210,943    2.466312      32,582,307
   Money Market Fund 1.25%.........................   151,978,017    1.586516     241,115,556
   Money Market Fund .25%..........................       107,272    1.177980         126,364
   Advisers Fund Qualified 1.00%...................     3,530,743    4.341094      15,327,287
   Advisers Fund Non-Qualified 1.00%...............    12,468,636    4.341094      54,127,522
   Advisers Fund 1.25%.............................   953,997,531    2.905301   2,771,649,980
   Advisers Fund .25%..............................     1,035,316    1.620437       1,677,664
   U.S. Government Money Market Fund Qualified
    1.00%..........................................        13,096    1.964748          25,730
   U.S. Government Money Market Fund 1.25%.........        46,108    1.520714          70,117
   Capital Appreciation Fund Qualified 1.00%.......       887,736    6.732095       5,976,324
   Capital Appreciation Fund Non-Qualified 1.00%...     2,634,097    6.728893      17,724,557
   Capital Appreciation Fund 1.25%.................   330,579,796    4.010163   1,325,678,867
   Capital Appreciation Growth Fund .25%...........     2,393,968    1.929665       4,619,555
   Mortgage Securities Fund Qualified 1.00%........       754,527    2.494635       1,882,270
   Mortgage Securities Fund Non-Qualified 1.00%....     8,165,242    2.494635      20,369,299
   Mortgage Securities Fund 1.25%..................    89,097,727    1.948580     173,614,049
   Mortgage Securities Fund .25%...................        16,088    1.259955          20,270
   Index Fund 1.00%................................        38,885    1.121353          43,604
   Index Fund Non-Qualified 1.00%..................       105,698    1.121353         118,525
   Index Fund 1.25%................................    87,611,122    2.845170     249,268,537
   Index Fund .25%.................................       208,930    1.823336         380,949
   International Opportunities Fund Qualified
    1.00%..........................................       374,127    1.506694         563,694
   International Opportunities Fund Non-Qualified
    1.00%..........................................     1,951,162    1.506641       2,939,701
   International Opportunities Fund 1.25%..........   266,961,904    1.482397     395,743,525
   International Opportunities Fund .25%...........       796,396    1.658799       1,321,061
   Dividend and Growth Fund Qualified 1.00%........       291,489    1.661695         484,366
   Dividend and Growth Fund Non-Qualified 1.00%....     1,241,381    1.661695       2,062,797
   Dividend and Growth Fund 1.25%..................   190,957,704    1.650056     315,090,906
   Dividend and Growth Fund .25%...................       278,866    1.697062         473,253
   International Advisers Fund 1.00%...............        18,539    1.271482          23,572


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 INDIVIDUAL SUB-ACCOUNTS -- (CONTINUED)
   International Advisers Fund Non-Qualified
    1.00%..........................................       347,573   $1.271482  $      441,933
   International Advisers Fund 1.25%...............    23,174,203    1.265665      29,330,778
   International Advisers Fund .25%................        10,000    1.289112          12,891
   Hartford Small Company Fund 1.00%...............        10,000    1.067381          10,674
   Hartford Small Company Fund Non-Qualified
    1.00%..........................................       109,746    1.067381         117,140
   Hartford Small Company Fund 1.25%...............    12,562,718    1.066345      13,396,192
   Hartford Small Company Fund .25%................        20,632    1.070487          22,086
   Smith Barney Cash Portfolio Class A Qualified
    1.00%..........................................        78,105    2.668734         208,440
   Smith Barney Cash Portfolio Class A
    Non-Qualified 1.00%............................       134,883    2.761578         372,491
   Smith Barney Appreciation Fund, Inc. Qualified
    1.00%..........................................        23,313    7.414916         172,861
   Smith Barney Government Portfolio Class A
    Qualified 1.00%................................        16,556    2.406571          39,842
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                             7,088,822,408
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................     1,156,525    4.339730       5,019,007
   Bond Fund 1.25% DCII............................     1,655,052    4.186875       6,929,497
   Bond Fund .15% DCII.............................       305,789    3.988350       1,219,594
   Stock Fund Qualified 1.00% QP...................     3,371,997   11.419696      38,507,182
   Stock Fund Qualified .825% QP...................     1,236,665    9.187655      11,362,056
   Stock Fund Non-Qualified 1.00% NQ...............        84,854    8.960086         760,298
   Stock Fund Non-Qualified .825% NQ...............       789,689    9.203794       7,268,133
   Stock Fund 1.25% DCII...........................     4,885,027   11.016763      53,817,180
   Stock Fund .15% DCII............................       873,948    8.647926       7,557,838
   Money Market Fund Qualified .375% QP............         2,493    3.094168           7,714
   Money Market Fund 1.25% DCII....................     1,332,772    2.724852       3,631,605
   Money Market Fund .15% DCII.....................       321,329    2.679247         860,920
   Advisers Fund 1.25% DCII........................    10,504,581    4.201072      44,130,500
   Advisers Fund .15% DCII.........................       603,382    4.875465       2,941,770
   U.S. Government Money Market Fund 1.25% DCII....       586,557    1.898594       1,113,633
   U.S. Government Money Market Fund .15% DCII.....        54,540    2.211389         120,609
   Capital Appreciation Fund 1.25% DCII............    10,979,149    6.532522      71,721,533
   Capital Appreciation Fund .15% DCII.............       783,105    7.500897       5,873,989
   Mortgage Securities Fund 1.25% DCII.............     1,140,765    2.421049       2,761,848
   Mortgage Securities Fund .15% DCII..............       143,045    2.761199         394,976
   Index Fund 1.25% DCII...........................     4,377,886    2.848016      12,468,289
   Index Fund .15% DCII............................       354,223    3.118020       1,104,474
   International Opportunities Fund 1.25% DCII.....     5,995,783    1.482607       8,889,390
   International Opportunities Fund .15% DCII......       437,734    1.592168         696,947
   Dividend and Growth Fund........................     3,874,337    1.484086       5,749,849
   Calvert Responsibly Invested Balanced Portfolio
    1.25% DCII.....................................     1,192,706    2.020652       2,410,043

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996


                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   TCI Advantage Portfolio.........................       144,148   $1.134354  $      163,515
   TCI Growth Fund Portfolio.......................     1,107,888    1.021217       1,131,394
   Fidelity VIP Overseas Portfolio.................       920,778    1.151840       1,060,589
   Fidelity VIP II Asset Manager Portfolio.........     1,491,046    1.230019       1,834,015
   Fidelity VIP II Contrafund Portfolio............     5,069,393    1.316054       6,671,595
   Fidelity VIP II Growth Portfolio................     5,773,053    1.215278       7,015,865
                                                                               --------------
   Sub-total Group Sub-Accounts....................                               315,195,847
                                                                               --------------
 TOTAL ACCUMULATION PERIOD.........................                             7,404,018,255
                                                                               --------------
 ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
 INDIVIDUAL SUB-ACCOUNTS:
   Bond Fund Non-Qualified 1.00%...................            27    3.648889              99
   Bond Fund 1.25%.................................       183,085    1.922173         351,921
   Stock Fund Non-Qualified 1.00%..................         9,504    6.529899          62,059
   Stock Fund 1.25%................................       305,133    3.546656       1,082,200
   Money Market Fund Qualified 1.00%...............        12,037    2.465145          29,672
   Money Market Fund Non-Qualified 1.00%...........        90,874    2.466312         224,124
   Money Market Fund 1.25%.........................       293,556    1.586516         465,731
   Advisers Fund Qualified 1.00%...................         4,038    4.341094          17,529
   Advisers Fund Non-Qualified 1.00%...............        61,575    4.341094         267,305
   Advisers Fund 1.25%.............................       863,489    2.905301       2,508,695
   U.S. Government Money Market Fund Qualified
    1.00%..........................................        10,951    1.964748          21,515
   Capital Appreciation Fund Non-Qualified 1.00%...         3,442    6.728893          23,158
   Capital Appreciation Fund 1.25%.................       150,348    4.010163         602,921
   Mortgage Securities Fund Non-Qualified 1.00%....        80,072    2.494635         199,751
   Mortgage Securities Fund 1.25%..................        81,728    1.948580         159,253
   Index Fund 1.25%................................        53,288    2.845170         151,614
   International Opportunities Fund 1.25%..........       184,639    1.482397         273,708
   Dividend and Growth Fund 1.25%..................       120,079    1.650056         198,136
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                                 6,639,391
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................        68,667    4.339730         297,996
   Bond Fund 1.25% DCII............................       290,717    4.186875       1,217,195
   Bond Fund 1.00% DCII............................        11,681    4.322597          50,493
   Bond Fund .15% DCII.............................         4,544    3.988350          18,122
   Stock Fund Qualified 1.00% QP...................       228,666   11.419696       2,611,302
   Stock Fund Qualified .825% QP...................        50,529    9.187655         464,243
   Stock Fund Non-Qualified 1.00% NQ...............           569    8.960086           5,099
   Stock Fund Non-Qualified .825% NQ...............        50,740    9.203794         467,004


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   Stock Fund 1.25% DCII...........................       997,034   $11.016763 $   10,984,089
   Stock Fund 1.00% DCII...........................         3,994   11.383947          45,472
   Stock Fund .15% DCII............................        12,196    8.647926         105,471
   Money Market Fund 1.25% DCII....................       158,559    2.724852         432,049
   Advisers Fund 1.25% DCII........................     1,889,915    4.201072       7,939,668
   Advisers Fund .15% DCII.........................        24,441    4.875465         119,161
   U.S. Government Money Market Fund 1.25% DCII....       126,892    1.898594         240,916
   Capital Appreciation Fund 1.25% DCII............       537,157    6.532522       3,508,989
   Capital Appreciation Fund .15% DCII.............         9,403    7.500897          70,528
   Mortgage Securities Fund 1.25% DCII.............       160,959    2.421049         389,689
   Index Fund 1.25% DCII...........................       440,396    2.848016       1,254,255
   Index Fund .15% DCII............................         4,097    3.118020          12,773
   International Opportunities Fund 1.25% DCII.....       227,628    1.482607         337,483
   International Opportunities Fund .15% DCII......        19,146    1.592168          30,484
   Dividend and Growth Fund........................       185,039    1.484086         274,614
   Calvert Responsibly Invested Balanced Portfolio
    1.25% DCII.....................................       124,309    2.020652         251,186
   TCI Advantage Fund..............................         8,005    1.134354           9,080
   TCI Growth Fund.................................         7,438    1.021217           7,596
                                                                               --------------
   Sub-total Group Sub-Accounts....................                                31,144,957
                                                                               --------------
 TOTAL ANNUITY PERIOD..............................                                37,784,348
                                                                               --------------
 GRAND TOTAL.......................................                            $7,441,802,603
                                                                               --------------
                                                                               --------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                           MONEY
                            BOND FUND      STOCK FUND   MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $ 12,893,843   $ 18,086,005  $12,430,899
EXPENSES:
  Mortality and expense
   undertakings..........    (2,481,229)   (13,978,363)  (2,990,459)
                           ------------   ------------  -----------
    Net investment income
     (loss)..............    10,412,614      4,107,642    9,440,440
                           ------------   ------------  -----------
CAPITAL GAINS INCOME.....       --          41,100,004      --
                           ------------   ------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (262,277)     3,161,056      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,517,884)   189,613,138      --
                           ------------   ------------  -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (5,780,161)   192,774,194      --
                           ------------   ------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  4,632,453   $237,981,840  $ 9,440,440
                           ------------   ------------  -----------
                           ------------   ------------  -----------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT           CAPITAL           MORTGAGE
                           ADVISERS FUND    MONEY MARKET FUND     APPRECIATION FUND   SECURITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   --------------------   -----------------   ---------------
INVESTMENT INCOME:
  Dividends..............  $  75,797,664         $ 73,159           $  8,578,529        $13,309,238
EXPENSES:
  Mortality and expense
   undertakings..........    (32,375,755)         (17,750)           (15,329,687)        (2,542,139)
                           -------------         --------         -----------------   ---------------
    Net investment income
     (loss)..............     43,421,909           55,409             (6,751,158)        10,767,099
                           -------------         --------         -----------------   ---------------
CAPITAL GAINS INCOME.....     53,115,059         --                   70,324,118           --
                           -------------         --------         -----------------   ---------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,874,522         --                    2,065,427           (435,741)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    276,364,776         --                  154,074,827         (2,844,443)
                           -------------         --------         -----------------   ---------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    278,239,298         --                  156,140,254         (3,280,184)
                           -------------         --------         -----------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 374,776,266         $ 55,409           $219,713,214        $ 7,486,915
                           -------------         --------         -----------------   ---------------
                           -------------         --------         -----------------   ---------------

                                           INTERNATIONAL      DIVIDEND AND
                            INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ------------------   ------------
INVESTMENT INCOME:
  Dividends..............  $  4,491,244     $ 7,252,292       $  5,391,238
EXPENSES:
  Mortality and expense
   undertakings..........    (2,695,725)     (4,681,021)        (2,723,447)
                           ------------  ------------------   ------------
    Net investment income
     (loss)..............     1,795,519       2,571,271          2,667,791
                           ------------  ------------------   ------------
CAPITAL GAINS INCOME.....     3,292,866       9,589,596          2,810,352
                           ------------  ------------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       140,503          91,466             (3,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    36,167,970      28,439,913         38,471,770
                           ------------  ------------------   ------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    36,308,473      28,531,379         38,467,839
                           ------------  ------------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 41,396,858     $40,692,246       $ 43,945,982
                           ------------  ------------------   ------------
                           ------------  ------------------   ------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996



                                 CALVERT                                                  SMITH BARNEY
                           RESPONSIBLY INVESTED   INTERNATIONAL         SMALL            CASH PORTFOLIO
                            BALANCED PORTFOLIO    ADVISERS FUND      COMPANY FUND            CLASS A
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT*          SUB-ACCOUNT
                           --------------------   -------------   ------------------   -------------------
INVESTMENT INCOME:
  Dividends..............        $ 57,279          $  879,182          $ 9,954               $27,809
EXPENSES:
  Mortality and expense
   undertakings..........         (27,872)           (234,636)         (27,632)               (5,756)
                                 --------         -------------        -------               -------
    Net investment income
     (loss)..............          29,407             644,546          (17,678)               22,053
                                 --------         -------------        -------               -------
CAPITAL GAINS INCOME.....         140,994             595,787          --                   --
                                 --------         -------------        -------               -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           6,518              (3,562)             922              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          78,661             708,119           74,459              --
                                 --------         -------------        -------               -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........          85,179             704,557           75,381              --
                                 --------         -------------        -------               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $255,580          $1,944,890          $57,703               $22,053
                                 --------         -------------        -------               -------
                                 --------         -------------        -------               -------



* From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                               SMITH BARNEY
                                                GOVERNMENT                                  FIDELITY VIP    FIDELITY VIP II
                            SMITH BARNEY        PORTFOLIO           TCI            TCI        OVERSEAS       ASSET MANAGER
                          APPRECIATION FUND      CLASS A       ADVANTAGE FUND  GROWTH FUND    PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------   --------------   --------------  -----------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $16,634            $2,077           $6,903       $ 100,570      $ 3,709          $ 27,849
EXPENSES:
  Mortality and expense
   undertakings..........       (1,599)             (431)          (1,529)        (13,692)      (8,486)          (13,608)
                               -------            ------           ------      -----------  -------------       --------
    Net investment income
     (loss)..............       15,035             1,646            5,374          86,878       (4,777)           14,241
                               -------            ------           ------      -----------  -------------       --------
CAPITAL GAINS INCOME.....      --                 --               --              --            4,080          --
                               -------            ------           ------      -----------  -------------       --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          174            --                 (110)            527          985               (71)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       11,776            --                4,528        (155,560)      77,918           126,112
                               -------            ------           ------      -----------  -------------       --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       11,950            --                4,418        (155,033)      78,903           126,041
                               -------            ------           ------      -----------  -------------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $26,985            $1,646           $9,792       $ (68,155)     $78,206          $140,282
                               -------            ------           ------      -----------  -------------       --------
                               -------            ------           ------      -----------  -------------       --------

                                             FIDELITY
                           FIDELITY VIP II      VIP
                             CONTRAFUND       GROWTH
                              PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 21,249       $ 73,883
EXPENSES:
  Mortality and expense
   undertakings..........      (56,903)       (63,705)
                           ---------------  -----------
    Net investment income
     (loss)..............      (35,654)        10,178
                           ---------------  -----------
CAPITAL GAINS INCOME.....      --             115,329
                           ---------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (377)        (6,795)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      910,896        420,263
                           ---------------  -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      910,519        413,468
                           ---------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $874,865       $538,975
                           ---------------  -----------
                           ---------------  -----------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,412,614  $    4,107,642  $   9,440,440
  Capital gains income...       --           41,100,004       --
  Net realized gain
   (loss) on security
   transactions..........      (262,277)      3,161,056       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,517,884)    189,613,138       --
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,632,453     237,981,840      9,440,440
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    27,446,873     174,128,189     70,557,174
  Net transfers..........   (16,819,459)     27,816,288     67,229,895
  Surrenders.............   (16,860,465)    (57,921,128)   (52,794,253)
  Net annuity
   transactions..........       (32,192)       (176,096)      (239,109)
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (6,265,243)    143,847,253     84,753,707
                           ------------  --------------  -------------
  Total increase
   (decrease) in net
   assets................    (1,632,790)    381,829,093     94,194,147
NET ASSETS:
  Beginning of period....   211,362,822     964,881,770    188,639,422
                           ------------  --------------  -------------
  End of period..........  $209,730,032  $1,346,710,863  $ 282,833,569
                           ------------  --------------  -------------
                           ------------  --------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,356,706  $    8,102,133  $   9,540,693
  Capital gains income...       --           26,305,598       --
  Net realized gain
   (loss) on security
   transactions..........       117,877       2,168,121       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,122,724     184,154,644       --
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    27,597,307     220,730,496      9,540,693
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    18,860,293     101,236,958     48,515,026
  Net transfers..........    17,461,966      34,337,542    (83,703,644)
  Surrenders.............   (12,010,919)    (38,089,217)   (27,263,647)
  Net annuity
   transactions..........       (33,972)        563,526       (138,249)
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    24,277,368      98,048,809    (62,590,514)
                           ------------  --------------  -------------
  Total increase
   (decrease) in net
   assets................    51,874,675     318,779,305    (53,049,821)
NET ASSETS:
  Beginning of period....   159,488,147     646,102,465    241,689,243
                           ------------  --------------  -------------
  End of period..........  $211,362,822  $  964,881,770  $ 188,639,422
                           ------------  --------------  -------------
                           ------------  --------------  -------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            U.S. GOVERNMENT         CAPITAL         MORTGAGE                     INTERNATIONAL
                           ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- -------------------- ----------------- --------------- ------------- ------------------
OPERATIONS:
  Net investment income
   (loss)................ $    43,421,909      $   55,409       $   (6,751,158)   $ 10,767,099   $   1,795,519    $  2,571,271
  Capital gains income...      53,115,059       --                  70,324,118        --             3,292,866       9,589,596
  Net realized gain
   (loss) on security
   transactions..........       1,874,522       --                   2,065,427        (435,741)        140,503          91,466
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     276,364,776       --                 154,074,827      (2,844,443)     36,167,970      28,439,913
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     374,776,266          55,409          219,713,214       7,486,915      41,396,858      40,692,246
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
UNIT TRANSACTIONS:
  Purchases..............     322,583,889         216,658          200,411,434       9,051,920      47,675,352      43,044,896
  Net transfers..........      (3,947,049)        (124,960)            495,679     (19,016,015)     21,152,822      20,223,935
  Surrenders.............    (150,653,853)         (77,729)        (60,449,676)    (19,091,976)    (10,892,469)     (21,614,763)
  Net annuity
   transactions..........         730,038         (18,734)             658,118         (55,176)         75,085         141,714
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     168,713,025          (4,765)         141,115,555     (29,111,247)     58,010,790      41,795,782
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Total increase
   (decrease) in net
   assets................     543,489,291          50,644          360,828,769     (21,624,332)     99,407,648      82,488,028
NET ASSETS:
  Beginning of period....   2,357,217,790       1,541,876        1,074,971,652     221,415,738     165,395,372     328,307,965
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  End of period.......... $ 2,900,707,081      $1,592,520       $1,435,800,421    $199,791,406   $ 264,803,020    $410,795,993
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
                          ---------------     -----------      ----------------- --------------- ------------- ------------------

                                            U.S. GOVERNMENT         CAPITAL         MORTGAGE                     INTERNATIONAL
                           ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- -------------------- ----------------- --------------- ------------- ------------------
OPERATIONS:
  Net investment income
   (loss)................ $    47,996,996      $   56,945       $   (2,372,963)   $ 11,548,045   $   1,542,554    $  1,106,594
  Capital gains income...      21,614,744       --                  34,687,769        --                38,706       2,695,768
  Net realized gain
   (loss) on security
   transactions..........       1,643,658       --                   2,276,572        (490,628)        969,630        (488,089)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     410,209,012       --                 168,562,628      18,815,991      34,721,169      32,521,726
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     481,464,410          56,945          203,154,006      29,873,408      37,272,059      35,835,999
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
UNIT TRANSACTIONS:
  Purchases..............     189,985,618         247,760          164,142,420       9,787,879      22,856,837      27,669,493
  Net transfers..........      (5,608,414)          17,612         104,275,366     (15,085,789)     14,885,934     (24,115,834)
  Surrenders.............    (110,192,361)         (76,250)        (29,551,158)    (16,689,694)     (4,088,509)     (12,086,298)
  Net annuity
   transactions..........         487,625          84,208              482,089          13,331          84,999         124,982
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      74,672,468         273,330          239,348,717     (21,974,273)     33,739,261      (8,407,657)
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Total increase
   (decrease) in net
   assets................     556,136,878         330,275          442,502,723       7,899,135      71,011,320      27,428,342
NET ASSETS:
  Beginning of period....   1,801,080,912       1,211,601          632,468,929     213,516,603      94,384,052     300,879,623
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  End of period.......... $ 2,357,217,790      $1,541,876       $1,074,971,652    $221,415,738   $ 165,395,372    $328,307,965
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
                          ---------------     -----------      ----------------- --------------- ------------- ------------------

                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $  2,667,791
  Capital gains income...     2,810,352
  Net realized gain
   (loss) on security
   transactions..........        (3,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    38,471,770
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    43,945,982
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    99,649,393
  Net transfers..........    73,409,821
  Surrenders.............    (8,580,693)
  Net annuity
   transactions..........       330,214
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   164,808,735
                           -------------
  Total increase
   (decrease) in net
   assets................   208,754,717
NET ASSETS:
  Beginning of period....   115,579,204
                           -------------
  End of period..........  $324,333,921
                           -------------
                           -------------
                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $  1,044,698
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         4,933
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,047,295
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    19,096,926
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    37,005,986
  Net transfers..........    31,702,670
  Surrenders.............    (2,159,189)
  Net annuity
   transactions..........        77,507
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    66,626,974
                           -------------
  Total increase
   (decrease) in net
   assets................    85,723,900
NET ASSETS:
  Beginning of period....    29,855,304
                           -------------
  End of period..........  $115,579,204
                           -------------
                           -------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996



                               CALVERT
                             RESPONSIBLY
                              INVESTED
                              BALANCED       INTERNATIONAL         SMALL             SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND      COMPANY FUND      DAILY DIVIDEND FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT***         SUB-ACCOUNT
                           ---------------   -------------   ------------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................    $     29,407    $    644,546       $   (17,678)           $ 22,053
  Capital gains income...         140,994         595,787          --                  --
  Net realized gain
   (loss) on security
   transactions..........           6,518          (3,562)              922            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          78,661         708,119            74,459            --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         255,580       1,944,890            57,703              22,053
                           ---------------   -------------   ------------------        --------
UNIT TRANSACTIONS:
  Purchases..............         501,957      10,618,419         4,333,960                  25
  Net transfers..........          86,346      10,257,798         9,203,248            --
  Surrenders.............         (81,242)       (609,471)          (48,819)            (10,494)
  Net annuity
   transactions..........         135,085         --               --                  --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         642,146      20,266,746        13,488,389             (10,469)
                           ---------------   -------------   ------------------        --------
  Total increase
   (decrease) in net
   assets................         897,726      22,211,636        13,546,092              11,584
NET ASSETS:
  Beginning of period....       1,763,503       7,597,538          --                   569,347
                           ---------------   -------------   ------------------        --------
  End of period..........    $  2,661,229    $ 29,809,174       $13,546,092            $580,931
                           ---------------   -------------   ------------------        --------
                           ---------------   -------------   ------------------        --------

STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1995

                               CALVERT
                             RESPONSIBLY
                              INVESTED                          SMITH BARNEY
                              BALANCED       INTERNATIONAL     CASH PORTFOLIO        SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND        CLASS A          APPRECIATION FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*       SUB-ACCOUNT           SUB-ACCOUNT
                           ---------------   -------------   ------------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................    $     87,446    $    164,074       $    26,340            $  1,041
  Capital gains income...          50,438         --               --                    11,468
  Net realized gain
   (loss) on security
   transactions..........           1,044           6,279          --                       148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         184,034         177,844          --                    20,104
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         322,962         348,197            26,340              32,761
                           ---------------   -------------   ------------------        --------
UNIT TRANSACTIONS:
  Purchases..............         394,157       2,632,312          --                        50
  Net transfers..........          19,199       4,663,681           (10,709)           --
  Surrenders.............         (28,010)        (46,652)          (92,200)             (1,598)
  Net annuity
   transactions..........          30,857         --               --                  --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         416,203       7,249,341          (102,909)             (1,548)
                           ---------------   -------------   ------------------        --------
  Total increase
   (decrease) in net
   assets................         739,165       7,597,538           (76,569)             31,213
NET ASSETS:
  Beginning of period....       1,024,338         --                645,916             117,221
                           ---------------   -------------   ------------------        --------
  End of period..........    $  1,763,503    $  7,597,538       $   569,347            $148,434
                           ---------------   -------------   ------------------        --------
                           ---------------   -------------   ------------------        --------



  * From inception, March 31, 1995, to December 31, 1995.


 ** From inception, July 1, 1995, to December 31, 1995.


*** From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                               SMITH BARNEY
                                                GOVERNMENT          TCI                        FIDELITY VIP      FIDELITY VIP II
                            SMITH BARNEY        PORTFOLIO        ADVANTAGE         TCI           OVERSEAS         ASSET MANAGER
                          APPRECIATION FUND      CLASS A            FUND       GROWTH FUND      PORTFOLIO           PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                          -----------------   --------------   --------------  -----------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 15,035           $ 1,646          $  5,374     $   86,878       $   (4,777)         $   14,241
  Capital gains income...      --                 --               --              --                4,080            --
  Net realized gain
   (loss) on security
   transactions..........          174            --                  (110)           527              985                 (71)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       11,776            --                 4,528       (155,560)          77,918             126,112
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       26,985             1,646             9,792        (68,155)          78,206             140,282
                              --------           -------       --------------  -----------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      --                 --                52,991        278,606          196,292             268,755
  Net transfers..........      --                 --                63,519        248,714          626,400           1,181,511
  Surrenders.............       (2,558)           (4,273)             (218)       (13,223)         (27,202)            (95,811)
  Net annuity
   transactions..........      --                 --                  (410)          (374)        --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,558)           (4,273)          115,882        513,723          795,490           1,354,455
                              --------           -------       --------------  -----------  ------------------  ------------------
  Total increase
   (decrease) in net
   assets................       24,427            (2,627)          125,674        445,568          873,696           1,494,737
NET ASSETS:
  Beginning of period....      148,434            42,469            46,921        693,422          186,893             339,278
                              --------           -------       --------------  -----------  ------------------  ------------------
  End of period..........     $172,861           $39,842          $172,595     $1,138,990       $1,060,589          $1,834,015
                              --------           -------       --------------  -----------  ------------------  ------------------
                              --------           -------       --------------  -----------  ------------------  ------------------

                            SMITH BARNEY                                        FIDELITY
                             GOVERNMENT                                            VIP       FIDELITY VIP II     FIDELITY VIP II
                              PORTFOLIO            TCI              TCI         OVERSEAS      ASSET MANAGER         CONTRAFUND
                               CLASS A        ADVANTAGE FUND    GROWTH FUND     PORTFOLIO       PORTFOLIO           PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT**   SUB-ACCOUNT**   SUB- ACCOUNT**     SUB- ACCOUNT**
                          -----------------   --------------   --------------  -----------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  1,938           $   549          $ (2,133)    $     (491)      $   (1,491)         $   19,233
  Capital gains income...      --                 --               --              --             --                  --
  Net realized gain
   (loss) on security
   transactions..........      --                    (90)              938           (240)             456                (577)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                  1,195             6,645          3,459           18,860              17,225
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,938             1,654             5,450          2,728           17,825              35,881
                              --------           -------       --------------  -----------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      --                 15,135            30,024         21,829           32,160              89,641
  Net transfers..........      --                 40,646           669,352        172,761          300,031           1,871,915
  Surrenders.............       (7,562)          (19,236)          (20,127)       (10,425)         (10,738)            (11,744)
  Net annuity
   transactions..........      --                  8,722             8,723         --             --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (7,562)           45,267           687,972        184,165          321,453           1,949,812
                              --------           -------       --------------  -----------  ------------------  ------------------
  Total increase
   (decrease) in net
   assets................       (5,624)           46,921           693,422        186,893          339,278           1,985,693
NET ASSETS:
  Beginning of period....       48,093            --               --              --             --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  End of period..........     $ 42,469           $46,921          $693,422     $  186,893       $  339,278          $1,985,693
                              --------           -------       --------------  -----------  ------------------  ------------------
                              --------           -------       --------------  -----------  ------------------  ------------------

                                             FIDELITY
                           FIDELITY VIP II      VIP
                             CONTRAFUND       GROWTH
                              PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  (35,654)    $   10,178
  Capital gains income...       --             115,329
  Net realized gain
   (loss) on security
   transactions..........          (377)        (6,795)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       910,896        420,263
                           ---------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       874,865        538,975
                           ---------------  -----------
UNIT TRANSACTIONS:
  Purchases..............       928,554      1,249,738
  Net transfers..........     3,162,455      3,357,091
  Surrenders.............      (279,972)      (334,425)
  Net annuity
   transactions..........       --              --
                           ---------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,811,037      4,272,404
                           ---------------  -----------
  Total increase
   (decrease) in net
   assets................     4,685,902      4,811,379
NET ASSETS:
  Beginning of period....     1,985,693      2,204,486
                           ---------------  -----------
  End of period..........    $6,671,595     $7,015,865
                           ---------------  -----------
                           ---------------  -----------

                            FIDELITY VIP
                               GROWTH
                              PORTFOLIO
                            SUB-ACCOUNT**
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (6,603)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (2,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (34,445)
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (43,104)
                           ---------------
UNIT TRANSACTIONS:
  Purchases..............       120,267
  Net transfers..........     2,148,417
  Surrenders.............       (21,094)
  Net annuity
   transactions..........       --
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,247,590
                           ---------------
  Total increase
   (decrease) in net
   assets................     2,204,486
NET ASSETS:
  Beginning of period....       --
                           ---------------
  End of period..........    $2,204,486
                           ---------------
                           ---------------

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                              SEPARATE ACCOUNT TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Hartford, Smith Barney, TCI, Fidelity and Calvert Responsibily Invested Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.



    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statement and Exhibits

          (a) All financial statements are included in Part A and Part B of the Registration Statement.

          (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

              (2) Not applicable.

              (3) (a) Principal Underwriting Agreement.(2)


                  (b) Form of Dealer Agreement.(2)


              (4) Copy of the Contract.(2)


              (5) Form of Application.(2)


              (6) (a) Articles of Incorporation of Hartford.


                  (b) Bylaws of Hartford.(2)

              (7) Not applicable.

              (8) Participation Agreement.(1)


              (9) Opinion and Consent of Lynda Godkin, General Counsel.


              (10) Consent of Arthur Andersen LLP, Independent Public
                   Accountants.

              (11) No financial statements are omitted.

              (12) Not applicable.

              (13) Not applicable.


-------------------
     (1) Incorporated by reference to Post Effective Amendment No. 9, to the Registration Statement File No. 33-19948, dated May 1, 1995.

     (2) Incorporated by reference to Post Effective Amendment No. 10, to the Registration Statement File No. 33-19948, dated May 1, 1996.

              (14) Not applicable.


              (15) Copy of Power of Attorney.


              (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor


--------------------------------------------------------------------------------
NAME                          POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen             Vice President

Gregory A. Boyko              Vice President and Controller

Peter W. Cummins              Vice President

Ann M. deRaismes              Vice President

Timothy M. Fitch              Vice President and Actuary

Bruce D. Gardner              Vice President, Director*

Joseph H. Gareau              Executive Vice President and Chief Investment
                              Officer, Director*

J. Richard Garrett            Vice President and Treasurer

John P. Ginnetti              Executive Vice President and Director, Asset
                               Management Services, Director*

Lynda Godkin                  General Counsel, and Corporate Secretary

Lois W. Grady                 Vice President

David A. Hall                 Senior Vice President and Actuary,

Robert A. Kerzner             Vice President

Andrew W. Kohnke              Vice President

Steven M. Maher               Vice President and Actuary

William B. Malchodi, Jr.      Vice President and Director of Taxes

Thomas M. Marra               Executive Vice President and Director Individual
                               Life and Annuity Division, Director*

Robert F. Nolan               Vice President

Joseph J. Noto                Vice President

Leonard E. Odell, Jr.         Senior Vice President, Director*

--------------------------------------------------------------------------------
NAME                          POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Craig D. Raymond              Vice President and Chief Actuary

Lowndes A. Smith              President and Chief Operating Officer, Director*

Edward J. Sweeney             Vice President

Raymond P. Welnicki           Senior Vice President and Director, Employee
                               Benefit Division, Director*

Walter C. Welsh               Vice President

James J. Westervelt           Senior Vice President and Group Controller

Lizabeth H. Zlatkus           Vice President, Director*
--------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


*Denotes Board of Directors.


Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.


Item 27.  Number of Contracts

          As of April 4, 1997, there were 1,080 Contract Owners.


Item 28.  Indemnification

          Under Section 33-320a of the Connecticut General Statutes, the Registrant must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses, including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when it is determined by certain disinterested parties that he acted in good faith and in a manner he reasonably to be in the best interest of the Registrant. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonably entitled to be indemnified, and the court approves the amount. In shareholders derivative suits, the director or officer must be finally adjudged not to have breached his duty to the Registrant or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the

          Registrant's securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-320a.

          The directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officer liability insurance policy issued to ITT Hartford Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay and other costs, charges and expenses and settlements and judgments arising from any proceedings involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liability arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
            Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
            Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
            Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          ITT Hartford Life and Annuity Insurance Company -Separate Account One ITT Hartford Life and Annuity Insurance Company - Putnam Capital
            Manager Trust Separate Account Two
          ITT Hartford Life and Annuity Insurance Company - Separate Account
            Three
          ITT Hartford Life and Annuity Insurance Company - Separate Account
            Five
          ITT Hartford Life and Annuity Insurance Company - Separate Account Six

          American Maturity Life Insurance Company - Separate Account AMLVA

(b)  Directors and Officers of HSD

          Name and Principal                 Positions and Offices
           Business Address                     With Underwriter
          ------------------                 ---------------------

          Lowndes A. Smith              President, Director
          John P. Ginnetti              Executive Vice President, Director
          Thomas M. Marra               Executive Vice President, Director
          George R. Jay                 Controller
          Peter W. Cummins              Vice President
          Donald E. Waggaman, Jr.       Treasurer
          Lynda Godkin                  Secretary
          Michael Wilder                Director


          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this registration statement.


Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 10 day of April, 1997.


HARTFORD LIFE INSURANCE COMPANY  -
SEPARATE ACCOUNT TWO (QP VARIABLE ACCOUNT)
             (Registrant)

*By:  /s/ John P. Ginnetti                        *By:  /s/ Lynda Godkin
     ------------------------------------------        -------------------------
     John P. Ginnetti, Executive Vice President            Lynda Godkin
                                                           Attorney-in-Fact
HARTFORD LIFE INSURANCE COMPANY
             (Depositor)

*By:  /s/ John P. Ginnetti
     ------------------------------------------
     John P. Ginnetti, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Bruce D. Gardner, Vice President,
     Director *
Joseph H. Gareau, Executive Vice
    President and Chief Investment
    Officer, Director *
John P. Ginnetti, Executive Vice
   President, Director *
Thomas M. Marra, Executive Vice                   *By:  /s/ Lynda Godkin
                                                       --------------------
   President, Director *                                 Lynda Godkin
Leonard E. Odell, Jr., Senior                            Attorney-In-Fact
   Vice President, Director *
Lowndes A. Smith, President,
   Chief Operating Officer, Director *            Dated:  April 10, 1997
Raymond P. Welnicki, Senior Vice                         ----------------
   President, Director *
Lizabeth H. Zlatkus, Vice President
   Director *

                                  EXHIBIT INDEX


6. (a)    Articles of Incorporation of Hartford

9.        Opinion and Consent of Lynda Godkin, General Counsel

10.       Consent of Arthur Andersen LLP, Independent Public Accountants

15.       Copy of Power of Attorney

16.       Organizational Chart